                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-0816
                                  ----------------------------------------------

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:    10-31
                        --------------------------------------------------------

Date of reporting period:   01-31-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(reg.sm) FUND
JANUARY 31, 2007

[american century investments logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 3.5%
         2,492,000  Boeing Co.                                      $    223,184
         3,709,000  United Technologies Corp.                            252,286
                                                                 ---------------
                                                                         475,470
                                                                 ---------------
AIRLINES - 1.0%
         2,503,000  US Airways Group Inc.(1)(2)                          140,118
                                                                 ---------------
AUTOMOBILES - 1.5%
         2,928,000  Harley-Davidson, Inc.                                199,895
                                                                 ---------------
BEVERAGES - 2.0%
         4,070,000  PepsiCo, Inc.                                        265,527
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
         2,983,000  Amgen Inc.(1)                                        209,914
         1,004,000  Genentech, Inc.(1)                                    87,719
                                                                 ---------------
                                                                         297,633
                                                                 ---------------
CAPITAL MARKETS - 7.4%
         1,754,000  Franklin Resources, Inc.                             208,919
           671,000  Goldman Sachs Group, Inc. (The)                      142,359
         3,100,000  Morgan Stanley                                       256,649
         4,659,000  T. Rowe Price Group Inc.                             223,585
        10,134,000  TD Ameritrade
                    Holding Corp.(1)(2)                                  179,270
                                                                 ---------------
                                                                       1,010,782
                                                                 ---------------
CHEMICALS - 2.0%
         2,872,000  Ecolab Inc.                                          126,081
         2,567,000  Monsanto Co.                                         141,416
                                                                 ---------------
                                                                         267,497
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
         1,493,000  Manpower Inc.                                        108,884
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.0%
        20,171,000  Cisco Systems Inc.(1)                                536,347
         3,553,000  QUALCOMM Inc.                                        133,806
                                                                 ---------------
                                                                         670,153
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.9%
         3,416,000  Apple Inc.(1)                                        292,854

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         5,246,000  Hewlett-Packard Co.                                  227,047
                                                                 ---------------
                                                                         519,901
                                                                 ---------------
CONSUMER FINANCE - 1.8%
         5,182,000  SLM Corporation                                      238,165
                                                                 ---------------
DIVERSIFIED - 0.6%
           804,000  iShares FTSE/Xinhua China 25
                    Index Fund(2)                                         83,753
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.3%
           315,000  Chicago Mercantile Exchange
                    Holdings Inc.                                        177,440
         3,645,000  Moody's Corp.(2)                                     260,836
                                                                 ---------------
                                                                         438,276
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
         2,531,000  Emerson Electric Co.                                 113,819
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
         1,202,000  Schlumberger Ltd.                                     76,315
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.5%
         5,258,000  Walgreen Co.                                         238,187
        21,508,000  Wal-Mart de Mexico SA de CV,
                    Series V ORD(1)                                       95,186
                                                                 ---------------
                                                                         333,373
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
         5,330,058  Baxter International, Inc.                           264,691
         4,833,000  Stryker Corp.                                        299,356
         1,869,626  Varian Medical Systems, Inc.(1)                       86,246
                                                                 ---------------
                                                                         650,293
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
         2,663,000  Express Scripts, Inc.(1)                             185,132
         5,951,000  UnitedHealth Group Incorporated                      310,999
                                                                 ---------------
                                                                         496,131
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.2%
         2,957,000  Carnival Corporation                                 152,463
           417,000  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                            24,778
         7,234,000  International Game Technology                        314,390
         3,323,000  McDonald's Corporation                               147,375
         5,427,000  Starbucks Corporation(1)                             189,619

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         2,360,000  Yum! Brands, Inc.                                    141,624
                                                                 ---------------
                                                                         970,249
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
         1,910,000  Garmin Ltd.(2)                                        95,920
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.5%
         5,167,000  Procter & Gamble Co. (The)                           335,183
                                                                 ---------------
INSURANCE - 2.9%
         2,034,000  Aflac Inc.                                            96,839
         1,960,000  Ambac Financial Group, Inc.                          172,676
               830  Berkshire Hathaway Inc.
                    Cl A(1)(2)                                            91,342
             9,919  Berkshire Hathaway Inc.
                    Cl B(1)(2)                                            36,376
                                                                 ---------------
                                                                         397,233
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.3%
         1,238,000  Digital River Inc.(1)(2)                              63,361
         2,620,000  eBay Inc.(1)                                          84,862
           594,000  Google Inc. Cl A(1)                                  297,772
                                                                 ---------------
                                                                         445,995
                                                                 ---------------
IT SERVICES - 2.8%
         2,203,000  Fiserv, Inc.(1)                                      115,812
         6,517,000  Paychex, Inc.                                        260,745
                                                                 ---------------
                                                                         376,557
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.5%
         5,487,000  Thermo Fisher Scientific Inc.(1)                     262,553
         1,278,000  Waters Corp.(1)                                       72,450
                                                                 ---------------
                                                                         335,003
                                                                 ---------------
MACHINERY - 2.1%
         3,768,000  Danaher Corp.(2)                                     279,058
                                                                 ---------------
METALS & MINING - 2.1%
           821,000  Allegheny Technologies Inc.                           84,965
         3,708,000  Rio Tinto plc ORD                                    199,906
                                                                 ---------------
                                                                         284,871
                                                                 ---------------
MULTILINE RETAIL - 3.8%
         3,778,000  Kohl's Corp.(1)                                      267,898

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         3,940,000  Target Corp.                                         241,758
                                                                 ---------------
                                                                         509,656
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.7%
         1,499,000  EnCana Corp.                                          71,997
         2,430,000  Exxon Mobil Corp.                                    180,063
         1,419,000  Suncor Energy Inc.                                   105,503
                                                                 ---------------
                                                                         357,563
                                                                 ---------------
PHARMACEUTICALS - 1.6%
         4,175,000  Abbott Laboratories                                  221,275
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
         2,978,000  ASML Holding N.V.
                    New York Shares(1)(2)                                 75,999
         5,568,000  ASML Holding N.V. ORD(1)                             141,693
         4,877,000  Microchip Technology Inc.(2)                         169,524
                                                                 ---------------
                                                                         387,216
                                                                 ---------------
SOFTWARE - 7.2%
         6,593,000  Adobe Systems Inc.(1)                                256,270
         4,707,000  Electronic Arts Inc.(1)                              235,350
         6,042,000  Microsoft Corporation                                186,456
           358,000  Nintendo Co., Ltd. ORD                               106,293
        11,632,000  Oracle Corp.(1)                                      199,605
                                                                 ---------------
                                                                         983,974
                                                                 ---------------
SPECIALTY RETAIL - 3.5%
         3,793,000  Bed Bath & Beyond Inc.(1)                            160,026
         2,426,000  CarMax, Inc.(1)(2)                                   139,325
         2,022,000  PETsMART, Inc.(2)                                     61,752
         3,531,000  TJX Companies, Inc. (The)                            104,412
                                                                 ---------------
                                                                         465,515
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
         5,141,000  Coach Inc.(1)                                        235,766
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 2.1%
         4,465,000  America Movil SAB de CV
                    Series L ADR                                         198,067
         2,741,000  Rogers Communications Inc.
                    Cl B ORD                                              84,866
                                                                 ---------------
                                                                         282,933
                                                                 ---------------
TOTAL COMMON STOCKS                                                   13,349,952
(Cost $10,221,789)                                               ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.9%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 3.375% - 5.125%, 6/30/08 -
3/15/10, valued at $28,682), in a joint
trading account at 5.18%, dated 1/31/07,
due 2/1/07 (Delivery value $28,104)                                       28,100

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.250%, 8/15/23,
valued at $239,038), in a joint trading account
at 5.18%, dated 1/31/07, due 2/1/07
(Delivery value $234,034)                                                234,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         262,100
(Cost $262,100)                                                  ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 2.5%
REPURCHASE AGREEMENTS - 2.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.31%, dated 1/31/07,
due 2/1/07 (Delivery value $80,012)                                       80,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.27%, dated 1/31/07, due 2/1/07
(Delivery value $250,037)                                                250,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 1/31/07, due 2/1/07
(Delivery value $2,748)                                                    2,748
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   332,748
(Cost $332,748)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 103.5%                                  13,944,800
                                                                 ---------------
(Cost $10,816,637)

OTHER ASSETS AND LIABILITIES - (3.5)%                                  (476,100)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 13,468,700
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                          Settlement                        Unrealized
to Sell                               Date            Value          Gain (Loss)
--------------------------------------------------------------------------------
   50,078,070  CAD for USD          2/28/07         $ 42,626          $  (233)
   54,482,880  Euro for USD         2/28/07           71,064             (379)
   49,724,280  GBP for USD          2/28/07           97,656             (259)
5,351,891,818  JPY for USD          2/28/07           44,482             (382)
  509,739,600  MXN for USD          2/28/07           46,254             (360)
                                                  ------------------------------
                                                    $302,082          $(1,613)
                                                  ==============================
(Value on Settlement Date $300,469)

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
FTSE = Financial Times Stock Exchange
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2007. The aggregate value of securities on loan at January 31, 2007 was $326,599 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of the fair valued securities as of January 31, 2007, was
$447,892 (in thousands), which represented 3.3% of total net assets.

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended January 31, 2007 follows:

                                SHARE                                                   JANUARY 31, 2007
                               BALANCE   PURCHASE    SALES    REALIZED    DIVIDEND    SHARE         MARKET
                              10/31/06     COST      COST    GAIN (LOSS)   INCOME    BALANCE        VALUE
-----------------------------------------------------------------------------------------------------------
CarMax, Inc. (1)(2)(3)        5,052,195    $ -     $ 68,928    $55,705      $ -     2,426,000      $139,325
Digital River Inc. (1)(2)(3)  2,256,000      -       45,054     12,326        -     1,238,000        63,361
                              ---------            --------    -------      ---     ---------      --------
                                           $ -     $113,982    $68,031      $ -                    $202,686
                                           ===     ========    =======      ===                    ========

(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2007.
(3) Company was not an affiliate at January 31, 2007.

2. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 10,816,637
                                                                 ===============
Gross tax appreciation of investments                              $  3,161,536
Gross tax depreciation of investments                                   (33,373)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments                $  3,128,163
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JANUARY 31, 2007

[american century investments logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 4.2%
         1,249,600  Boeing Co.                                     $     111,914
         1,301,900  United Technologies Corp.                             88,555
                                                                 ---------------
                                                                         200,469
                                                                 ---------------
AIRLINES - 1.1%
         1,233,300  Continental Airlines Inc. Cl B(1)                     51,170
                                                                 ---------------
BEVERAGES - 2.9%
           407,200  Anheuser-Busch Companies, Inc.                        20,755
         1,858,300  PepsiCo, Inc.                                        121,235
                                                                 ---------------
                                                                         141,990
                                                                 ---------------
BIOTECHNOLOGY - 3.6%
           966,900  Amgen Inc.(1)                                         68,041
           470,100  Genentech, Inc.(1)                                    41,073
           987,800  Gilead Sciences, Inc.(1)                              63,535
                                                                 ---------------
                                                                         172,649
                                                                 ---------------
CAPITAL MARKETS - 3.2%
           253,100  Bear Stearns
                    Companies Inc. (The)                                  41,724
           493,600  Goldman Sachs Group, Inc. (The)                      104,722
           519,200  Schwab (Charles) Corp.                                 9,823
                                                                 ---------------
                                                                         156,269
                                                                 ---------------
CHEMICALS - 0.3%
           275,500  Monsanto Co.                                          15,177
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
         2,584,400  Wells Fargo & Co.                                     92,832
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.1%
         6,162,100  Cisco Systems Inc.(1)                                163,850
         1,887,500  Corning Inc.(1)                                       39,336
         2,490,500  Juniper Networks, Inc.(1)                             45,128
                                                                 ---------------
                                                                         248,314
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
           387,800  Apple, Inc.(1)                                        33,246
         2,961,200  Hewlett-Packard Co.                                  128,160
         1,433,900  Network Appliance, Inc.(1)                            53,915
                                                                 ---------------
                                                                         215,321
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.9%
         1,584,100  Bank of America Corp.                                 83,292
         1,995,100  JPMorgan Chase & Co.                                 101,611
             9,828  Nymex Holdings Inc.(1)                                 1,266
                                                                 ---------------
                                                                         186,169
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
           556,100  AT&T Inc.                                             20,926
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.3%
           900,900  Cooper Industries, Ltd. Cl A                          82,333
         2,794,200  Emerson Electric Co.                                 125,655
           942,600  Roper Industries Inc.                                 48,940
                                                                 ---------------
                                                                         256,928
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.1%
           545,100  Cameron International Corp.(1)                        28,618
           400,900  Schlumberger Ltd.                                     25,453
                                                                 ---------------
                                                                          54,071
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.9%
         2,916,500  Wal-Mart Stores, Inc.                                139,088
                                                                 ---------------
FOOD PRODUCTS - 2.1%
         1,341,000  Campbell Soup Co.                                     51,602
         2,023,800  ConAgra Foods, Inc.                                   52,032
                                                                 ---------------
                                                                         103,634
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
         1,071,800  Baxter International, Inc.                            53,226
         1,349,600  Becton Dickinson & Co.                               103,839
           458,100  Cytyc Corp.(1)                                        13,248
           343,800  DENTSPLY International Inc.                           10,603
           303,200  DJO Inc.(1)                                           12,552
           115,400  Idexx Laboratories, Inc.(1)                            9,902
           826,500  Medtronic, Inc.                                       44,176
                                                                 ---------------
                                                                         247,546
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.8%
           402,600  Laboratory Corp.
                    of America Holdings(1)                                29,567
           311,400  VCA Antech Inc.(1)                                    10,469
                                                                 ---------------
                                                                          40,036
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 3.4%
           547,700  Chipotle Mexican Grill Inc. Cl B(1)                   30,310
         1,093,900  Hilton Hotels Corporation                             38,713
         1,487,200  Starbucks Corporation(1)                              51,962
         1,259,000  Wendy's International, Inc.                           42,756
                                                                 ---------------
                                                                         163,741
                                                                 ---------------
HOUSEHOLD DURABLES - 2.3%
           523,600  Mohawk Industries Inc.(1)                             43,155
         2,218,900  Newell Rubbermaid Inc.                                65,546
                                                                 ---------------
                                                                         108,701
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
         3,264,200  General Electric Co.                                 117,674
            41,600  Textron Inc.                                           3,876
                                                                 ---------------
                                                                         121,550
                                                                 ---------------
INSURANCE - 1.5%
         1,460,600  St. Paul Travelers
                    Companies, Inc. (The)                                 74,272
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.6%
           246,000  Google Inc. Cl A(1)                                  123,320
                                                                 ---------------
IT SERVICES - 4.5%
         1,296,300  Accenture Ltd. Cl A                                   48,935
           751,300  International Business
                    Machines Corp.                                        74,491
         4,218,600  Western Union Co. (The)                               94,244
                                                                 ---------------
                                                                         217,670
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.1%
         1,146,500  Thermo Fisher Scientific Inc.(1)                      54,860
                                                                 ---------------
MACHINERY - 1.7%
         1,949,900  AGCO Corp.(1)                                         66,238
           310,900  Valmont Industries, Inc.                              17,246
                                                                 ---------------
                                                                          83,484
                                                                 ---------------
MEDIA - 0.6%
           416,500  Lamar Advertising Co. Cl A(1)                         27,606
                                                                 ---------------
METALS & MINING - 1.2%
           541,300  Allegheny Technologies Inc.                           56,019
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.8%
           600,400  Target Corp.                                          36,841
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.9%
           789,800  Apache Corp.                                          57,631
           406,900  Devon Energy Corporation                              28,520
         1,120,700  Occidental Petroleum Corp.                            51,956
                                                                 ---------------
                                                                         138,107
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
           401,100  Bare Escentuals Inc.(1)                               14,636
                                                                 ---------------
PHARMACEUTICALS - 7.8%
           153,400  Allergan, Inc.                                        17,903
         1,003,100  Novartis AG ORD                                       57,897
           213,200  Novo Nordisk AS Cl B ORD                              18,344
           401,900  Roche Holding AG ORD                                  75,738
         6,335,600  Schering-Plough Corp.                                158,391
         1,419,500  Teva Pharmaceutical
                    Industries Ltd. ADR                                   49,824
                                                                 ---------------
                                                                         378,097
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
           861,300  Broadcom Corp. Cl A(1)                                27,493
         4,891,500  Intel Corp.                                          102,526
           861,800  MEMC Electronic Materials Inc.(1)                     45,158
         2,654,800  STMicroelectronics N.V.
                    New York Shares                                       49,724
         1,992,100  Xilinx, Inc.                                          48,408
                                                                 ---------------
                                                                         273,309
                                                                 ---------------
SOFTWARE - 2.0%
         1,044,200  Business Objects SA ADR(1)                            39,304
         1,186,500  Microsoft Corporation                                 36,615
         1,314,100  Oracle Corp.(1)                                       22,550
                                                                 ---------------
                                                                          98,469
                                                                 ---------------
SPECIALTY RETAIL - 5.0%
           291,500  DSW Inc. Cl A(1)                                      11,686
         1,862,000  Gap, Inc. (The)                                       35,695
           821,300  Home Depot, Inc. (The)                                33,460
         1,649,300  Lowe's Companies, Inc.                                55,598
         1,098,800  Office Depot, Inc.(1)                                 41,084
         2,109,400  TJX Companies, Inc. (The)                             62,375
                                                                 ---------------
                                                                         239,898
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           503,000  Polo Ralph Lauren Corp.                               41,271
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 3.3%
         2,478,200  American Tower Corp. Cl A(1)                          98,706
         1,762,500  Crown Castle
                    International Corp.(1)                                61,970
                                                                 ---------------
                                                                         160,676
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,755,116
(Cost $3,986,635)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.50% - 7.875%,
11/15/16 - 2/15/21, valued at $49,537),
in a joint trading account at 5.17%,
dated 1/31/07, due 2/1/07
(Delivery value $48,607)                                                  48,600
                                                                 ---------------
(Cost $48,600)

TOTAL INVESTMENT SECURITIES - 99.5%                                    4,803,716
                                                                 ---------------
(Cost $4,035,235)

OTHER ASSETS AND LIABILITIES - 0.5%                                       24,460
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,828,176
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                       Settlement                           Unrealized
to Sell                            Date               Value          Gain (Loss)
--------------------------------------------------------------------------------
99,513,561  CHF for USD          2/28/07             $80,158           $(514)
83,819,160  DKK for USD          2/28/07              14,661             (79)
                                                 -------------------------------
                                                     $94,819           $(593)
                                                 ===============================
(Value on Settlement Date $94,226)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

The aggregate value of fair valued securities as of January 31, 2007, was
$151,979 (in thousands), which represented 3.1% of total net assets.

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  4,036,810
                                                                 ===============
Gross tax appreciation of investments                              $    784,880
Gross tax depreciation of investments                                   (17,974)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    766,906
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JANUARY 31, 2007

[american century investments logo and text logo]

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 4.0%
             8,843  United Technologies Corp.                      $         602
                                                                 ---------------
AIRLINES - 1.4%
             5,173  Continental Airlines Inc. Cl B(1)                        215
                                                                 ---------------
BEVERAGES - 4.4%
            10,276  PepsiCo, Inc.                                            670
                                                                 ---------------
BIOTECHNOLOGY - 4.8%
             8,867  Amgen Inc.(1)                                            624
             1,620  Gilead Sciences, Inc.(1)                                 104
                                                                 ---------------
                                                                             728
                                                                 ---------------
CAPITAL MARKETS - 1.7%
             1,198  Goldman Sachs Group, Inc. (The)                          254
                                                                 ---------------
COMMERCIAL BANKS - 0.9%
             3,743  Wells Fargo & Co.                                        134
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
             9,075  Cisco Systems Inc.(1)                                    242
             1,838  Juniper Networks, Inc.(1)                                 33
                                                                 ---------------
                                                                             275
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
            15,604  Hewlett-Packard Co.                                      675
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
            11,659  Bank of America Corp.                                    613
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%
            17,979  AT&T Inc.                                                677
                                                                 ---------------
ELECTRICAL EQUIPMENT - 10.1%
             4,482  Cooper Industries, Ltd. Cl A                             410
            14,585  Emerson Electric Co.                                     656
             8,927  Roper Industries Inc.                                    463
                                                                 ---------------
                                                                           1,529
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.3%
             7,835  Schlumberger Ltd.                                        497
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.7%
             2,917  Campbell Soup Co.                                        112
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.2%
            13,855  Baxter International, Inc.                               688
             4,587  Becton Dickinson & Co.                                   353
             2,384  Idexx Laboratories, Inc.(1)                              205
                                                                 ---------------
                                                                           1,246
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.5%
             7,165  Laboratory Corp.
                    of America Holdings(1)                                   526
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
             4,107  Hilton Hotels Corporation                                145
                                                                 ---------------
HOUSEHOLD DURABLES - 4.3%
            22,202  Newell Rubbermaid Inc.                                   656
                                                                 ---------------
INSURANCE - 4.0%
            11,971  St. Paul Travelers
                    Companies, Inc. (The)                                    609
                                                                 ---------------
IT SERVICES - 5.6%
            11,180  Accenture Ltd. Cl A                                      422
            19,022  Western Union Co. (The)                                  425
                                                                 ---------------
                                                                             847
                                                                 ---------------
METALS & MINING - 3.0%
             4,466  Allegheny Technologies Inc.                              462
                                                                 ---------------
PHARMACEUTICALS - 6.0%
             1,220  Roche Holding AG ORD                                     230
            27,189  Schering-Plough Corp.                                    680
                                                                 ---------------
                                                                             910
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
            31,540  Intel Corp.                                              661
                                                                 ---------------
SPECIALTY RETAIL - 7.7%
            15,730  Office Depot, Inc.(1)                                    588
            19,652  TJX Companies, Inc. (The)                                581
                                                                 ---------------
                                                                           1,169
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 4.5%
             8,276  Polo Ralph Lauren Corp.                                  679
                                                                 ---------------
TOTAL COMMON STOCKS                                                       14,891
(Cost $13,457)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.50% - 7.875%,
11/15/16 - 2/15/21, valued at $306),
in a joint trading account at
5.17%, dated 1/31/07, due 2/1/07
(Delivery value $300)                                                        300
                                                                 ---------------
(Cost $300)

TOTAL INVESTMENT SECURITIES - 100.1%                                      15,191
                                                                 ---------------
(Cost $13,757)

OTHER ASSETS AND LIABILITIES - (0.1)%                                       (11)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      15,180
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                     Unrealized
Contracts to Sell            Settlement Date          Value          Gain (Loss)
--------------------------------------------------------------------------------
170,629  CHF for USD             2/28/07               $137             $ (1)
                                                  ==============================
(Value on Settlement Date $136)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

The aggregate value of fair valued securities as of January 31, 2007, was $230, which represented 1.5% of total net assets.

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $13,759
                                                                 ===============
Gross tax appreciation of investments                                   $ 1,529
Gross tax depreciation of investments                                       (97)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                      $ 1,432
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JANUARY 31, 2007

[american century investments logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 11.0%
         1,168,585  BE Aerospace, Inc.(1)                          $      34,801
           116,200  Boeing Co.                                            10,407
         1,016,800  Precision Castparts Corp.                             90,384
           269,164  Spirit Aerosystems
                    Holdings Inc. Cl A(1)                                  8,244
                                                                 ---------------
                                                                         143,836
                                                                 ---------------
BEVERAGES - 0.4%
           351,500  C&C Group plc ORD                                      5,236
                                                                 ---------------
BIOTECHNOLOGY - 2.0%
           197,100  CSL Ltd. ORD                                          10,661
            88,300  Digene Corp.(1)                                        4,543
           177,660  Gilead Sciences, Inc.(1)                              11,427
                                                                 ---------------
                                                                          26,631
                                                                 ---------------
CAPITAL MARKETS - 1.8%
            78,300  Ameriprise Financial Inc.                              4,617
           131,382  Lazard Ltd. Cl A                                       6,669
           249,900  T. Rowe Price Group Inc.                              11,992
                                                                 ---------------
                                                                          23,278
                                                                 ---------------
CHEMICALS - 1.8%
           423,730  Monsanto Co.                                          23,343
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
           303,826  Corrections Corp. of America(1)                       14,803
            75,900  Manpower Inc.                                          5,535
            81,800  PeopleSupport Inc.(1)                                  1,951
            76,860  Resources Connection, Inc.(1)                          2,413
           142,400  TeleTech Holdings Inc.(1)                              3,838
                                                                 ---------------
                                                                          28,540
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.3%
           431,300  Corning Inc.(1)                                        8,988
           168,800  Research In Motion Ltd.(1)                            21,570
                                                                 ---------------
                                                                          30,558
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
           364,227  Apple Inc.(1)                                         31,225
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.7%
           409,490  Foster Wheeler Ltd.(1)                                21,895
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
               755  ITT Educational Services Inc.(1)                          59
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
            62,200  NYSE Group Inc.(1)                                     6,219
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
            29,400  Vestas Wind Systems AS ORD(1)                          1,308
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
             9,000  Canon Electronics Inc. ORD                               299
           494,589  Daktronics Inc.                                       17,097
            59,723  Dolby Laboratories Inc. Cl A(1)                        2,001
                                                                 ---------------
                                                                          19,397
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.8%
           511,460  Aker Kvaerner ASA ORD                                 57,900
            85,279  Cameron International Corp.(1)                         4,477
           152,587  Dril-Quip Inc.(1)                                      5,676
           216,756  Oceaneering International, Inc.(1)                     8,555
                                                                 ---------------
                                                                          76,608
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
           593,292  CVS Corp.                                             19,964
           222,475  Great Atlantic & Pacific Tea Co.(1)                    6,423
                                                                 ---------------
                                                                          26,387
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
           192,243  Conceptus Inc.(1)                                      4,458
           682,463  Hologic, Inc.(1)                                      37,911
            60,600  Mentor Corp.                                           3,090
           264,200  St. Jude Medical, Inc.(1)                             11,297
                                                                 ---------------
                                                                          56,756
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.1%
           185,500  AmerisourceBergen Corp.                                9,716
           178,000  AMN Healthcare Services, Inc.(1)                       4,607
           404,049  Caremark Rx Inc.                                      24,752
           126,900  Health Net Inc.(1)                                     6,181

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           370,900  Medco Health Solutions Inc.(1)                        21,961
                                                                 ---------------
                                                                          67,217
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             6,686  InterContinental Hotels Group
                    plc ADR                                                  168
           325,100  InterContinental Hotels Group
                    plc ORD                                                8,155
            53,929  Melco PBL Entertainment
                    (Macau) Ltd. ADR(1)                                    1,043
           296,850  Las Vegas Sands Corp.(1)                              30,893
                                                                 ---------------
                                                                          40,259
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
         1,095,500  Consorcio ARA SA de CV ORD                             7,364
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
           574,245  McDermott International, Inc.(1)                      29,654
                                                                 ---------------
INSURANCE - 2.3%
            55,000  Assurant, Inc.                                         3,057
           609,030  Loews Corp.                                           26,468
                                                                 ---------------
                                                                          29,525
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.6%
           214,641  Priceline.com Inc.(1)                                  9,148
           285,400  VistaPrint Ltd.(1)                                    12,298
                                                                 ---------------
                                                                          21,446
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
           286,075  Digital River Inc.(1)                                 14,641
           107,588  ValueClick Inc.(1)                                     2,746
                                                                 ---------------
                                                                          17,387
                                                                 ---------------
IT SERVICES - 8.4%
         1,004,389  Alliance Data Systems Corp.(1)                        68,229
           128,400  Mastercard Inc. Cl A                                  14,323
           680,800  VeriFone Holdings Inc.(1)                             27,212
                                                                 ---------------
                                                                         109,764
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           111,800  Aruze Corp. ORD                                        3,664
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 2.5%
           163,098  ICON plc ADR(1)                                        6,084
           127,100  Advanced Magnetics Inc.(1)                             7,744
           540,615  Pharmaceutical Product
                    Development, Inc.                                     18,651
                                                                 ---------------
                                                                          32,479
                                                                 ---------------
MARINE - 0.1%
            18,100  American Commercial
                    Lines Inc.(1)                                          1,275
                                                                 ---------------
MEDIA - 1.1%
            93,082  Focus Media Holding Ltd. ADR(1)                        7,695
           122,836  Liberty Global, Inc. Series A(1)                       3,692
           108,300  Liberty Global, Inc. Series C(1)                       3,057
                                                                 ---------------
                                                                          14,444
                                                                 ---------------
METALS & MINING - 1.4%
            89,798  Allegheny Technologies Inc.                            9,293
           118,300  RTI International Metals, Inc.(1)                      9,671
                                                                 ---------------
                                                                          18,964
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.3%
           104,000  Southwestern Energy Company(1)                         4,000
                                                                 ---------------
PERSONAL PRODUCTS - 1.5%
           408,999  Bare Escentuals Inc.(1)                               14,924
            28,000  Estee Lauder Companies, Inc.
                    Cl A                                                   1,330
           284,800  American Oriental
                    Bioengineering Inc.(1)                                 3,660
                                                                 ---------------
                                                                          19,914
                                                                 ---------------
PHARMACEUTICALS - 2.3%
           282,900  Shire plc ADR                                         17,959
           569,597  Shire plc ORD                                         12,001
                                                                 ---------------
                                                                          29,960
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
            96,203  MEMC Electronic Materials Inc.(1)                      5,041
            17,720  SiRF Technology Holdings, Inc.(1)                        520
                                                                 ---------------
                                                                           5,561
                                                                 ---------------
SOFTWARE - 5.1%
           225,000  Nintendo Co., Ltd. ORD                                66,804
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.3%
           121,300  Best Buy Co., Inc.                                     6,114
           120,578  GameStop Corp. Cl A(1)                                 6,442
           238,100  Guess?, Inc.(1)                                       17,169
                                                                 ---------------
                                                                          29,725
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
           705,800  Burberry Group plc ORD                                 9,183
            66,600  Polo Ralph Lauren Corp.                                5,465
                                                                 ---------------
                                                                          14,648
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 16.4%
           591,942  America Movil SAB de CV
                    Series L ADR                                          26,259
            31,300  American Tower Corp. Cl A(1)                           1,247
            42,300  Leap Wireless
                    International, Inc.(1)                                 2,779
           525,043  Millicom International
                    Cellular SA(1)                                        34,884
         1,929,928  NII Holdings, Inc. Cl B(1)                           142,428
           701,300  Reliance Communication
                    Ventures Ltd. ORD(1)                                   7,367
                                                                 ---------------
                                                                         214,964
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,300,294
(Cost $952,758)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.50% - 7.875%,
11/15/16 - 2/15/21, valued at $18,041),
in a joint trading account at 5.17%,
dated 1/31/07, due 2/1/07
(Delivery value $17,703)                                                  17,700
                                                                 ---------------
(Cost $17,700)

TOTAL INVESTMENT SECURITIES - 100.7%                                   1,317,994
                                                                 ---------------
(Cost $970,458)

OTHER ASSETS AND LIABILITIES - (0.7)%                                    (8,650)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,309,344
                                                                 ===============

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                         Settlement                         Unrealized
to Sell                              Date            Value           Gain (Loss)
--------------------------------------------------------------------------------
    8,290,026  AUD for USD          2/28/07         $ 6,426            $ (34)
    3,682,350  DKK for USD          2/28/07             644               (3)
    2,349,426  Euro for USD         2/28/07           3,065              (16)
    8,948,862  GBP for USD          2/28/07          17,575              (47)
4,156,031,000  JPY for USD          2/28/07          34,543             (358)
   70,599,963  MXN for USD          2/28/07           6,406              (48)
  167,610,380  NOK for USD          2/28/07          26,870             (212)
                                                 -------------------------------
                                                    $95,529            $(718)
                                                 ===============================
(Value on Settlement Date $94,811)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

The aggregate value of fair valued securities as of January 31, 2007, was
$182,577, which represented 13.9% of total net assets.

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $    976,082
                                                                 ===============
Gross tax appreciation of investments                              $    344,766
Gross tax depreciation of investments                                    (2,854)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments                $    341,912
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA(reg.sm) FUND
JANUARY 31, 2007

[american century investments logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 9.0%
         2,872,000  BE Aerospace, Inc.(1)                          $      85,528
         1,277,000  Precision Castparts Corp.                            113,512
           607,000  Spirit Aerosystems Holdings Inc.
                    Cl A(1)                                               18,592
                                                                 ---------------
                                                                         217,632
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
           213,000  Celgene Corp.(1)                                      11,434
           236,000  Digene Corp.(1)                                       12,142
                                                                 ---------------
                                                                          23,576
                                                                 ---------------
CAPITAL MARKETS - 2.8%
           312,256  Ameriprise Financial Inc.                             18,411
           809,000  SEI Investments Co.                                   50,425
                                                                 ---------------
                                                                          68,836
                                                                 ---------------
CHEMICALS - 2.0%
           885,000  Monsanto Co.                                          48,755
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
           362,000  Corrections Corp. of America(1)                       17,637
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
            94,000  Research In Motion Ltd.(1)                            12,011
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
           549,000  Apple Inc.(1)                                         47,066
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.2%
           984,000  Foster Wheeler Ltd.(1)                                52,614
         1,266,000  Quanta Services, Inc.(1)                              26,042
                                                                 ---------------
                                                                          78,656
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           153,000  IntercontinentalExchange Inc.(1)                      19,974
           106,676  International Securities
                    Exchange Inc.                                          4,420
                                                                 ---------------
                                                                          24,394
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           271,000  Allegheny Energy, Inc.(1)                             12,607
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
           744,000  ABB Ltd. ORD                                          13,205
           188,000  Alstom ORD (1)                                        22,955
           272,000  General Cable(1)                                      11,731
                                                                 ---------------
                                                                          47,891
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
           335,000  Daktronics Inc.                                       11,581
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.2%
           880,000  Acergy SA ORD(1)                                      17,163
           422,000  Aker Kvaerner ASA ORD                                 47,772
           215,000  Cameron International Corp.(1)                        11,288
           303,000  Core Laboratories N.V.(1)                             24,967
         1,030,000  TETRA Technologies, Inc.(1)                           23,855
                                                                 ---------------
                                                                         125,045
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           356,000  Safeway Inc.                                          12,827
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
           237,000  Mentor Corp.                                          12,085
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.0%
           330,000  Laboratory Corp.
                    of America Holdings(1)                                24,235
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.0%
           286,802  Home Inns & Hotels
                    Management Inc. ADR(1)                                12,832
           836,000  International Game Technology                         36,332
           765,000  Las Vegas Sands Corp.(1)                              79,613
           398,831  WMS Industries Inc.(1)                                15,818
                                                                 ---------------
                                                                         144,595
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
           402,000  Newell Rubbermaid Inc.                                11,875
           645,107  Tempur-Pedic International Inc.(1)                    15,354
                                                                 ---------------
                                                                          27,229
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.2%
         1,015,000  McDermott International, Inc.(1)                      52,415
                                                                 ---------------
INSURANCE - 0.6%
           394,500  American Financial Group, Inc.                        13,934
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.3%
           443,000  Akamai Technologies, Inc.(1)                          24,887
           209,000  Digital River Inc.(1)                                 10,697
           220,015  Equinix Inc.(1)                                       18,497
            44,205  SAVVIS Inc.(1)                                         1,981
                                                                 ---------------
                                                                          56,062
                                                                 ---------------
IT SERVICES - 4.8%
         1,130,000  Alliance Data Systems Corp.(1)                        76,760
           306,000  Cognizant Technology Solutions
                    Corporation Cl A(1)                                   26,099
           630,000  Gartner Inc.(1)                                       13,772
                                                                 ---------------
                                                                         116,631
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.7%
           220,023  Pharmaceutical Product
                    Development, Inc.                                      7,591
         1,947,000  Thermo Fisher Scientific Inc.(1)                      93,164
           215,000  Waters Corp.(1)                                       12,188
                                                                 ---------------
                                                                         112,943
                                                                 ---------------
MACHINERY - 1.8%
           360,000  AGCO Corp.(1)                                         12,229
           398,000  Manitowoc Co., Inc. (The)                             20,641
           197,000  Terex Corp.(1)                                        11,207
                                                                 ---------------
                                                                          44,077
                                                                 ---------------
MARINE - 1.0%
           341,000  American Commercial
                    Lines Inc.(1)                                         24,020
                                                                 ---------------
MEDIA - 3.0%
         3,645,000  Interpublic Group of
                    Companies, Inc.(1)                                    47,969
           180,000  Lamar Advertising Co. Cl A(1)                         11,930
           399,000  Liberty Global, Inc. Cl A(1)                          11,994
                                                                 ---------------
                                                                          71,893
                                                                 ---------------
METALS & MINING - 0.6%
           134,000  Allegheny Technologies Inc.                           13,868
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           567,000  Big Lots Inc.(1)                                      14,702
                                                                 ---------------
PHARMACEUTICALS - 2.6%
         3,034,000  Shire plc ORD                                         63,926
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
           203,000  Archstone-Smith Trust                                 12,831
            86,164  Digital Realty Trust Inc.                              3,097
                                                                 ---------------
                                                                          15,928
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
           175,000  Jones Lang LaSalle Inc.                               18,288
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
           974,000  MEMC Electronic Materials Inc.(1)                     51,038
           396,000  NVIDIA Corp.(1)                                       12,137
           448,000  Sigma Designs Inc.(1)                                 10,846
                                                                 ---------------
                                                                          74,021
                                                                 ---------------
SOFTWARE - 6.2%
         1,417,000  Activision, Inc.(1)                                   24,132
           472,000  Macrovision Corp.(1)                                  11,673
         1,094,100  Mentor Graphics Corp.(1)                              20,350
           247,000  Nintendo Co., Ltd. ORD                                73,335
           704,000  THQ Inc.(1)                                           21,331
                                                                 ---------------
                                                                         150,821
                                                                 ---------------
SPECIALTY RETAIL - 4.6%
           381,000  American Eagle Outfitters, Inc.                       12,337
         1,879,000  Blockbuster Inc. Cl A(1)                              12,195
           922,000  GameStop Corp. Cl A(1)                                49,262
           339,000  Guess?, Inc.(1)                                       24,445
           498,000  Urban Outfitters Inc.(1)                              12,151
                                                                 ---------------
                                                                         110,390
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
           378,000  Coach Inc.(1)                                         17,335
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 18.6%
         1,098,000  America Movil SAB de CV
                    Series L ADR                                          48,707
           896,000  American Tower Corp. Cl A(1)                          35,688
         1,343,000  Leap Wireless
                    International, Inc.(1)                                88,222
           585,000  Millicom International
                    Cellular SA(1)                                        38,867
         2,198,000  NII Holdings, Inc. Cl B(1)                           162,212
         2,679,000  SBA Communications Corp.
                    Cl A(1)                                               79,593
                                                                 ---------------
                                                                         453,289
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,381,201
(Cost $1,833,663)                                                ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 3.375% - 5.125%, 6/30/08 -
3/15/10, valued at $26,130), in a joint trading
account at 5.18%, dated 1/31/07, due 2/1/07
(Delivery value $25,604)                                                  25,600
                                                                 ---------------
(Cost $25,600)

TOTAL INVESTMENT SECURITIES - 99.4%                                    2,406,801
(Cost $1,859,263)                                                ---------------

OTHER ASSETS AND LIABILITIES - 0.6%                                       15,025
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,421,826
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                          Settlement                        Unrealized
to Sell                               Date           Value           Gain (Loss)
--------------------------------------------------------------------------------
    8,091,000  CHF for USD          2/28/07        $  6,517            $ (42)
    8,906,500  Euro for USD         2/28/07          11,617              (62)
   16,398,770  GBP for USD          2/28/07          32,207              (86)
4,217,525,000  JPY for USD          2/28/07          35,053             (312)
  197,106,000  NOK for USD          2/28/07          31,599             (249)
                                                  ------------------------------
                                                   $116,993            $(750)
                                                  ==============================
(Value on Settlement Date $116,243)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

The aggregate value of fair valued securities as of January 31, 2007, was
$238,356, which represented 9.8% of total net assets.

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  1,863,351
                                                                 ===============
Gross tax appreciation of investments                              $    556,805
Gross tax depreciation of investments                                   (13,355)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    543,450
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST(reg.sm) FUND
JANUARY 31, 2007

[american century investments logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 11.0%
           980,593  BE Aerospace, Inc.(1)                          $      29,202
            99,700  Boeing Co.                                             8,929
           856,200  Precision Castparts Corp.                             76,109
           228,150  Spirit Aerosystems Holdings Inc.
                    Cl A(1)                                                6,988
                                                                 ---------------
                                                                         121,228
                                                                 ---------------
BEVERAGES - 0.4%
           282,700  C&C Group plc ORD                                      4,211
                                                                 ---------------
BIOTECHNOLOGY - 2.0%
           167,699  CSL Ltd. ORD                                           9,071
            73,700  Digene Corp.(1)                                        3,792
           148,571  Gilead Sciences, Inc.(1)                               9,556
                                                                 ---------------
                                                                          22,419
                                                                 ---------------
CAPITAL MARKETS - 1.7%
            66,100  Ameriprise Financial Inc.                              3,897
           107,775  Lazard Ltd. Cl A                                       5,471
           186,500  T. Rowe Price Group Inc.                               8,950
                                                                 ---------------
                                                                          18,318
                                                                 ---------------
CHEMICALS - 1.8%
           356,240  Monsanto Co.                                          19,625
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
           256,780  Corrections Corp. of America(1)                       12,511
            63,700  Manpower Inc.                                          4,646
            68,800  PeopleSupport Inc.(1)                                  1,641
            65,014  Resources Connection, Inc.(1)                          2,041
           114,300  TeleTech Holdings Inc.(1)                              3,080
                                                                 ---------------
                                                                          23,919
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.4%
           364,000  Corning Inc.(1)                                        7,586
           142,500  Research In Motion Ltd.(1)                            18,208
                                                                 ---------------
                                                                          25,794
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
           307,330  Apple, Inc.(1)                                        26,347
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.7%
           343,152  Foster Wheeler Ltd.(1)                                18,348
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES(2)
               635  ITT Educational Services Inc.(1)                          49
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
            53,000  NYSE Group Inc.(1)                                     5,299
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
            24,800  Vestas Wind Systems AS ORD(1)                          1,103
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
             7,600  Canon Electronics Inc. ORD                               252
           415,273  Daktronics Inc.                                       14,356
            47,373  Dolby Laboratories Inc. Cl A(1)                        1,587
                                                                 ---------------
                                                                          16,195
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.9%
           429,817  Aker Kvaerner ASA ORD                                 48,658
            70,745  Cameron International Corp.(1)                         3,714
           127,260  Dril-Quip Inc.(1)                                      4,734
           183,033  Oceaneering International, Inc.(1)                     7,224
                                                                 ---------------
                                                                          64,330
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
           498,569  CVS Corp.                                             16,777
           188,021  Great Atlantic & Pacific Tea Co.(1)                    5,428
                                                                 ---------------
                                                                          22,205
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
           163,047  Conceptus Inc.(1)                                      3,781
           575,118  Hologic, Inc.(1)                                      31,948
            49,800  Mentor Corp.                                           2,539
           215,100  St. Jude Medical, Inc.(1)                              9,198
                                                                 ---------------
                                                                          47,466
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.2%
           156,600  AmerisourceBergen Corp.                                8,203
           149,600  AMN Healthcare Services, Inc.(1)                       3,872
           340,990  Caremark Rx Inc.                                      20,888
           104,000  Health Net Inc.(1)                                     5,066
           312,500  Medco Health Solutions Inc.(1)                        18,503
                                                                 ---------------
                                                                          56,532
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             5,677  InterContinental Hotels Group
                    plc ADR                                                  143
           276,100  InterContinental Hotels Group
                    plc ORD                                                6,926
           250,850  Las Vegas Sands Corp.(1)                              26,105

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            42,329  Melco PBL Entertainment
                    (Macau) Ltd. ADR(1)                                      819
                                                                 ---------------
                                                                          33,993
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
           924,800  Consorcio ARA SA de CV ORD                             6,217
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
           480,300  McDermott International, Inc.(1)                      24,803
                                                                 ---------------
INSURANCE - 2.2%
            44,700  Assurant, Inc.                                         2,484
           511,109  Loews Corp.                                           22,213
                                                                 ---------------
                                                                          24,697
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.6%
           181,608  Priceline.com Inc.(1)                                  7,740
           239,700  VistaPrint Ltd.(1)                                    10,329
                                                                 ---------------
                                                                          18,069
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
           240,819  Digital River Inc.(1)                                 12,325
            88,180  ValueClick Inc.(1)                                     2,250
                                                                 ---------------
                                                                          14,575
                                                                 ---------------
IT SERVICES - 8.4%
           846,682  Alliance Data Systems Corp.(1)                        57,515
           108,100  Mastercard Inc. Cl A                                  12,059
           573,000  VeriFone Holdings Inc.(1)                             22,903
                                                                 ---------------
                                                                          92,477
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            91,300  Aruze Corp. ORD                                        2,992
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.5%
           107,500  Advanced Magnetics Inc.(1)                             6,550
           140,374  ICON plc ADR(1)                                        5,236
           456,115  Pharmaceutical Product
                    Development, Inc.                                     15,736
                                                                 ---------------
                                                                          27,522
                                                                 ---------------
MARINE - 0.1%
            15,300  American Commercial
                    Lines Inc.(1)                                          1,078
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MEDIA - 1.1%
            77,535  Focus Media Holding Ltd. ADR(1)                        6,409
           103,988  Liberty Global, Inc. Series A(1)                       3,126
            91,700  Liberty Global, Inc. Series C(1)                       2,589
                                                                 ---------------
                                                                          12,124
                                                                 ---------------
METALS & MINING - 1.5%
            75,738  Allegheny Technologies Inc.                            7,838
            99,600  RTI International Metals, Inc.(1)                      8,142
                                                                 ---------------
                                                                          15,980
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.3%
            85,000  Southwestern Energy Company(1)                         3,269
                                                                 ---------------
PERSONAL PRODUCTS - 1.5%
           241,100  American Oriental
                    Bioengineering Inc.(1)                                 3,098
           345,023  Bare Escentuals Inc.(1)                               12,590
            23,600  Estee Lauder Companies, Inc. Cl A                      1,121
                                                                 ---------------
                                                                          16,809
                                                                 ---------------
PHARMACEUTICALS - 2.3%
           239,100  Shire plc ADR                                         15,178
           493,600  Shire plc ORD                                         10,400
                                                                 ---------------
                                                                          25,578
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
            81,202  MEMC Electronic Materials Inc.(1)                      4,255
            14,898  SiRF Technology Holdings, Inc.(1)                        437
                                                                 ---------------
                                                                           4,692
                                                                 ---------------
SOFTWARE - 5.1%
           189,600  Nintendo Co., Ltd. ORD                                56,294
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
           100,500  Best Buy Co., Inc.                                     5,065
           101,611  GameStop Corp. Cl A(1)                                 5,429
           201,275  Guess?, Inc.(1)                                       14,514
                                                                 ---------------
                                                                          25,008
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
           597,400  Burberry Group plc ORD                                 7,773
            54,700  Polo Ralph Lauren Corp.                                4,488
                                                                 ---------------
                                                                          12,261
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 16.5%
           496,453  America Movil SAB de CV
                    Series L ADR                                          22,023
            26,500  American Tower Corp. Cl A(1)                           1,055
            34,000  Leap Wireless
                    International, Inc.(1)                                 2,233
           439,867  Millicom International
                    Cellular SA(1)                                        29,225
         1,632,707  NII Holdings, Inc. Cl B(1)                           120,495
           592,700  Reliance Communication
                    Ventures Ltd. ORD(1)                                   6,226
                                                                 ---------------
                                                                         181,257
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,093,083
(Cost $843,118)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.50% - 7.875%,
11/15/16 - 2/15/21, valued at $8,562),
in a joint trading account at 5.17%,
dated 1/31/07, due 2/1/07
(Delivery value $8,401)                                                    8,400
                                                                 ---------------
(Cost $8,400)

TOTAL INVESTMENT SECURITIES - 100.3%                                   1,101,483
                                                                 ---------------
(Cost $851,518)

OTHER ASSETS AND LIABILITIES - (0.3)%                                    (3,717)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,097,766
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                 SETTLEMENT                          UNREALIZED
CONTRACTS TO SELL                   DATE              VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
    7,053,419  AUD for USD         2/28/07           $ 5,467            $ (29)
    3,106,200  DKK for USD         2/28/07               543               (3)
    1,889,567  Euro for USD        2/28/07             2,465              (13)
    7,656,060  GBP for USD         2/28/07            15,036              (40)
3,496,520,500  JPY for USD         2/28/07            29,061             (301)
   59,626,884  MXN for USD         2/28/07             5,411              (40)
  140,841,631  NOK for USD         2/28/07            22,579             (178)
                                                   -----------------------------
                                                     $80,562            $(604)
                                                   =============================
(Value on Settlement Date $79,958)

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
NYSE = New York Stock Exchange
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

The aggregate value of fair valued securities as of January 31, 2007, was
$153,906, which represented 14.0% of total net assets.

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $   852,927
                                                                 ===============
Gross tax appreciation of investments                               $   252,077
Gross tax depreciation of investments                                    (3,521)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments                 $   248,556
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JANUARY 31, 2007

[american century investments logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 5.5%
           668,273  Boeing Co.                                    $   59,850,530
           687,579  General Dynamics Corp.                            53,734,299
           515,924  Rockwell Collins                                  35,191,176
                                                                 ---------------
                                                                     148,776,005
                                                                 ---------------
AUTOMOBILES - 1.0%
           391,524  Harley-Davidson, Inc.                             26,729,343
                                                                 ---------------
BEVERAGES - 2.0%
         2,727,193  Diageo plc ORD                                    53,136,427
                                                                 ---------------
CAPITAL MARKETS - 6.0%
           984,861  Bank of New York Co., Inc. (The)                  39,404,289
           255,831  Goldman Sachs Group, Inc. (The)                   54,277,105
           477,808  Janus Capital Group Inc.                           9,785,508
           701,668  Morgan Stanley                                    58,091,093
                                                                 ---------------
                                                                     161,557,995
                                                                 ---------------
COMMERCIAL BANKS - 1.1%
           401,350  PNC Financial Services Group                      29,607,590
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.8%
         2,813,588  Cisco Systems Inc.(1)                             74,813,305
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.0%
         3,749,696  EMC Corp.(1)                                      52,458,247
         1,287,946  Hewlett-Packard Co.                               55,742,303
                                                                 ---------------
                                                                     108,200,550
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           478,586  CIT Group Inc.                                    28,217,431
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
         1,164,274  Verizon Communications Inc.                       44,847,834
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.2%
         4,345,248  ABB Ltd. ADR(2)                                   77,388,867
           479,350  Q-Cells AG ORD(1)                                 24,901,118
           862,554  Vestas Wind Syste.ms AS ORD(1)                    38,379,584
                                                                 ---------------
                                                                     140,669,569
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
         1,606,966  Baxter International, Inc.                        79,801,932
         1,047,431  Medtronic, Inc.                                   55,985,187
                                                                 ---------------
                                                                     135,787,119
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.3%
           549,227  Laboratory Corp.
                    of America Holdings(1)                            40,335,231
           694,710  Manor Care, Inc.(2)                               36,986,360
           715,250  UnitedHealth Group Incorporated                   37,378,965
                                                                 ---------------
                                                                     114,700,556
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 8.1%
         1,172,663  Carnival Corporation(2)                           60,462,504
           842,730  Las Vegas Sands Corp.(1)                          87,702,911
           673,599  Starwood Hotels & Resorts
                    Worldwide, Inc.                                   42,153,825
           467,888  Yum! Brands, Inc.                                 28,077,959
                                                                 ---------------
                                                                     218,397,199
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.2%
           858,999  Colgate-Palmolive Co.                             58,669,632
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.7%
           954,369  AES Corp. (The)(1)                                19,841,332
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
         1,934,323  Tyco International Ltd.                           61,666,217
                                                                 ---------------
INSURANCE - 5.9%
           579,566  American International Group, Inc.                39,671,293
         1,822,034  Loews Corp.                                       79,185,598
           788,278  St. Paul Travelers
                    Companies, Inc. (The)                             40,083,936
                                                                 ---------------
                                                                     158,940,827
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.5%
         1,350,898  eBay Inc.(1)                                      43,755,586
           102,353  Google Inc. Cl A(1)                               51,309,559
                                                                 ---------------
                                                                      95,065,145
                                                                 ---------------
IT SERVICES - 2.6%
         1,211,536  Infosys Technologies Ltd. ADR                     70,269,088
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MEDIA - 6.5%
         1,445,459  Comcast Corporation Cl A(1)                       64,062,743
           655,181  Omnicom Group Inc.                                68,925,042
         1,164,426  Walt Disney Co. (The)                             40,952,862
                                                                 ---------------
                                                                     173,940,647
                                                                 ---------------
METALS & MINING - 2.8%
           302,020  Allegheny Technologies Inc.                       31,256,050
           349,059  Phelps Dodge Corp.                                43,143,692
                                                                 ---------------
                                                                      74,399,742
                                                                 ---------------
MULTILINE RETAIL - 1.1%
           789,480  Next plc ORD                                      30,285,413
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.1%
         1,457,909  Frontier Oil Corp.                                41,419,194
           885,102  Occidental Petroleum Corp.                        41,033,329
                                                                 ---------------
                                                                      82,452,523
                                                                 ---------------
PHARMACEUTICALS - 6.1%
           926,170  Johnson & Johnson                                 61,868,156
           242,125  Roche Holding AG ORD                              45,628,533
         2,255,606  Schering-Plough Corp.                             56,390,150
                                                                 ---------------
                                                                     163,886,839
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
         1,848,266  ASML Holding N.V. ORD(1)                          47,034,290
         2,151,056  MEMC Electronic Materials Inc.(1)                112,715,334
                                                                 ---------------
                                                                     159,749,624
                                                                 ---------------
SOFTWARE - 4.1%
         1,110,045  Adobe Systems Inc.(1)                             43,147,449
         2,120,593  Microsoft Corporation                             65,441,500
                                                                 ---------------
                                                                     108,588,949
                                                                 ---------------
SPECIALTY RETAIL - 0.9%
           984,881  Staples, Inc.                                     25,331,139
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.2%
         3,064,795  China Merchants Holdings
                    International Co. Ltd. ORD                        11,225,234
        21,950,000  Hopewell Highway Infrastructure
                    Ltd. ORD                                          20,969,887
                                                                 ---------------
                                                                      32,195,121
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
         1,631,999  Rogers Communications Inc.
                    Cl B ORD                                          50,529,296
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,651,252,457
(Cost $2,286,812,584)                                            ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 1.0%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending Agent), 5.31%, dated 1/31/07,
due 2/1/07 (Delivery Value $5,000,738)                                 5,000,000

Repurchase Agreement, Citigroup Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending Agent), 5.27%, dated 1/31/07,
due 2/1/07 (Delivery Value $5,000,732)                                 5,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending Agent),
5.31%, dated 1/31/07, due 2/1/07
(Delivery Value $17,989,546)                                          17,986,893
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                    27,986,893
(Cost $27,986,893)                                               ---------------

TOTAL INVESTMENT SECURITIES - 99.6%                                2,679,239,350
                                                                 ---------------
(Cost $2,314,799,477)

OTHER ASSETS AND LIABILITIES - 0.4%                                    9,652,918
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,688,892,268
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell          Settlement Date        Value      Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
 29,816,622 CAD for USD       2/28/07         $ 25,379,881         $ (138,237)
 28,219,668 CHF for USD       2/28/07           22,730,971           (145,841)
107,819,250 DKK for USD       2/28/07           18,859,058            (86,664)
 27,473,352 Euro for USD      2/28/07           35,834,430           (190,915)
 21,283,515 GBP for USD       2/28/07           41,800,142           (111,057)
                                             --------------------------------------
                                              $144,604,482         $ (672,714)
                                             ======================================
(Value on Settlement Date $143,931,768)

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2007. The aggregate value of securities on loan at January 31, 2007, was $27,457,143.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities at January 31, 2007 was
$271,560,486, which represented 10.1% of total net assets.

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,320,765,315
                                                                 ===============
Gross tax appreciation of investments                            $  378,028,239
Gross tax depreciation of investments                               (19,554,204)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  358,474,035
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JANUARY 31, 2007

[american century investments logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AEROSPACE & DEFENSE - 4.1%
             1,173  Boeing Co.                                      $    105,055
             1,237  United Technologies Corp.                             84,141
                                                                 ---------------
                                                                         189,196
                                                                 ---------------
AIRLINES - 1.1%
             1,171  Continental Airlines Inc. Cl B(1)                     48,585
                                                                 ---------------
BEVERAGES - 2.9%
               382  Anheuser-Busch Companies, Inc.                        19,471
             1,744  PepsiCo, Inc.                                        113,778
                                                                 ---------------
                                                                         133,249
                                                                 ---------------
BIOTECHNOLOGY - 3.5%
               907  Amgen Inc.(1)                                         63,825
               432  Genentech, Inc.(1)                                    37,744
               927  Gilead Sciences, Inc.(1)                              59,625
                                                                 ---------------
                                                                         161,194
                                                                 ---------------
CAPITAL MARKETS - 3.2%
               240  Bear Stearns
                    Companies Inc. (The)                                  39,564
               463  Goldman Sachs Group, Inc. (The)                       98,230
               491  Schwab (Charles) Corp.                                 9,290
                                                                 ---------------
                                                                         147,084
                                                                 ---------------
CHEMICALS - 0.3%
               249  Monsanto Co.                                          13,717
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
             2,426  Wells Fargo & Co.                                     87,142
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.2%
             5,856  Cisco Systems Inc.(1)                                155,711
             1,795  Corning Inc.(1)                                       37,408
             2,365  Juniper Networks, Inc.(1)                             42,854
                                                                 ---------------
                                                                         235,973
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
               368  Apple, Inc.(1)                                        31,549
             2,790  Hewlett-Packard Co.                                  120,750
             1,346  Network Appliance, Inc.(1)                            50,610
                                                                 ---------------
                                                                         202,909
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 0.4%
               348  iShares Russell 1000 Growth
                    Index Fund                                            19,665
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
             1,498  Bank of America Corp.                                 78,765
             1,872  JPMorgan Chase & Co.                                  95,340
                 8  Nymex Holdings Inc.(1)                                 1,031
                                                                 ---------------
                                                                         175,136
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
               524  AT&T Inc.                                             19,718
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.3%
               858  Cooper Industries, Ltd. Cl A                          78,413
             2,622  Emerson Electric Co.                                 117,912
               895  Roper Industries Inc.                                 46,468
                                                                 ---------------
                                                                         242,793
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.1%
               501  Cameron International Corp.(1)                        26,302
               367  Schlumberger Ltd.                                     23,301
                                                                 ---------------
                                                                          49,603
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.9%
             2,770  Wal-Mart Stores, Inc.                                132,101
                                                                 ---------------
FOOD PRODUCTS - 2.1%
             1,274  Campbell Soup Co.                                     49,024
             1,920  ConAgra Foods, Inc.                                   49,363
                                                                 ---------------
                                                                          98,387
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
             1,018  Baxter International, Inc.                            50,554
             1,267  Becton Dickinson & Co.                                97,483
               392  Cytyc Corp.(1)                                        11,337
               325  DENTSPLY International Inc.                           10,023
               260  DJO Inc.(1)                                           10,764
                98  Idexx Laboratories, Inc.(1)                            8,409
               785  Medtronic, Inc.                                       41,958
                                                                 ---------------
                                                                         230,528
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.8%
               378  Laboratory Corp.
                    of America Holdings(1)                                27,760

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               267  VCA Antech Inc.(1)                                     8,977
                                                                 ---------------
                                                                          36,737
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.4%
               503  Chipotle Mexican Grill Inc. Cl B(1)                   27,836
             1,039  Hilton Hotels Corporation                             36,770
             1,396  Starbucks Corporation(1)                              48,777
             1,197  Wendy's International, Inc.                           40,650
                                                                 ---------------
                                                                         154,033
                                                                 ---------------
HOUSEHOLD DURABLES - 2.2%
               497  Mohawk Industries Inc.(1)                             40,963
             2,082  Newell Rubbermaid Inc.                                61,502
                                                                 ---------------
                                                                         102,465
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
             3,063  General Electric Co.                                 110,421
                39  Textron Inc.                                           3,634
                                                                 ---------------
                                                                         114,055
                                                                 ---------------
INSURANCE - 1.5%
             1,371  St. Paul Travelers
                    Companies, Inc. (The)                                 69,715
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.5%
               231  Google Inc. Cl A(1)                                  115,800
                                                                 ---------------
IT SERVICES - 4.5%
             1,192  Accenture Ltd. Cl A                                   44,998
               708  International Business
                    Machines Corp.                                        70,198
             4,014  Western Union Co. (The)                               89,673
                                                                 ---------------
                                                                         204,869
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.1%
             1,089  Thermo Fisher Scientific Inc.(1)                      52,109
                                                                 ---------------
MACHINERY - 1.7%
             1,852  AGCO Corp.(1)                                         62,912
               293  Valmont Industries, Inc.                              16,253
                                                                 ---------------
                                                                          79,165
                                                                 ---------------
MEDIA - 0.6%
               382  Lamar Advertising Co. Cl A(1)                         25,319
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
METALS & MINING - 1.2%
               515  Allegheny Technologies Inc.                           53,297
                                                                 ---------------
MULTILINE RETAIL - 0.8%
               570  Target Corp.                                          34,975
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.8%
               744  Apache Corp.                                          54,289
               373  Devon Energy Corporation                              26,144
             1,056  Occidental Petroleum Corp.                            48,956
                                                                 ---------------
                                                                         129,389
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
               376  Bare Escentuals Inc.(1)                               13,720
                                                                 ---------------
PHARMACEUTICALS - 7.9%
               146  Allergan, Inc.                                        17,040
               941  Novartis AG ORD                                       54,313
               202  Novo Nordisk AS Cl B ORD                              17,381
               377  Roche Holding AG ORD                                  71,046
             6,017  Schering-Plough Corp.                                150,424
             1,348  Teva Pharmaceutical
                    Industries Ltd. ADR                                   47,315
                                                                 ---------------
                                                                         357,519
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
               811  Broadcom Corp. Cl A(1)                                25,887
             4,640  Intel Corp.                                           97,255
               809  MEMC Electronic Materials Inc.(1)                     42,392
             2,521  STMicroelectronics N.V.
                    New York Shares                                       47,218
             1,890  Xilinx, Inc.                                          45,927
                                                                 ---------------
                                                                         258,679
                                                                 ---------------
SOFTWARE - 2.0%
               992  Business Objects SA ADR(1)                            37,339
             1,128  Microsoft Corporation                                 34,810
             1,189  Oracle Corp.(1)                                       20,403
                                                                 ---------------
                                                                          92,552
                                                                 ---------------
SPECIALTY RETAIL - 4.9%
               255  DSW Inc. Cl A(1)                                      10,223
             1,769  Gap, Inc. (The)                                       33,912
               752  Home Depot, Inc. (The)                                30,636
             1,548  Lowe's Companies, Inc.                                52,183
             1,007  Office Depot, Inc.(1)                                 37,652

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,980  TJX Companies, Inc. (The)                             58,549
                                                                 ---------------
                                                                         223,155
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
               478  Polo Ralph Lauren Corp.                               39,220
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 3.3%
             2,326  American Tower Corp. Cl A(1)                          92,644
             1,672  Crown Castle
                    International Corp.(1)                                58,788
                                                                 ---------------
                                                                         151,432
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.2%                                    4,495,185
                                                                 ---------------
(Cost $3,960,303)

OTHER ASSETS AND LIABILITIES - 1.8%                                       81,079
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  4,576,264
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                       Settlement                           Unrealized
to Sell                            Date               Value          Gain (Loss)
--------------------------------------------------------------------------------
93,350  CHF for USD              2/28/07             $75,193           $(482)
78,845  DKK for USD              2/28/07              13,791             (75)
                                                 -------------------------------
                                                     $88,984           $(557)
                                                 ===============================
(Value on Settlement Date $88,427)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

The aggregate value of fair valued securities is $142,739, which is 3.1% of total net assets.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   3,969,787
                                                                 ===============
Gross tax appreciation of investments                             $     542,489
Gross tax depreciation of investments                                   (17,091)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments               $     525,398
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JANUARY 31, 2007

[american century investments logo and text logo]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
AEROSPACE & DEFENSE - 5.5%
             5,200  Boeing Co.                                      $    465,712
            27,696  Honeywell International Inc.                       1,265,430
             9,845  Lockheed Martin Corp.                                956,836
             8,000  Raytheon Company                                     415,200
             6,650  Spirit Aerosystems Holdings Inc.
                    Cl A(1)                                              203,690
            13,764  United Technologies Corp.                            936,227
                                                                 ---------------
                                                                       4,243,095
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             3,707  United Parcel Service, Inc. Cl B                     267,942
                                                                 ---------------
AIRLINES - 0.5%
            24,200  Southwest Airlines Co.                               365,420
                                                                 ---------------
AUTO COMPONENTS - 0.7%
             5,900  Johnson Controls, Inc.                               545,514
                                                                 ---------------
BEVERAGES - 3.4%
             8,300  Anheuser-Busch Companies, Inc.                       423,051
            14,665  Coca-Cola Company (The)                              702,160
             6,387  Fomento Economico Mexicano
                    SA de CV ADR                                         766,888
            11,197  PepsiCo, Inc.                                        730,492
                                                                 ---------------
                                                                       2,622,591
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
             6,560  Amgen Inc.(1)                                        461,627
                                                                 ---------------
CAPITAL MARKETS - 3.2%
             2,210  Bear Stearns
                    Companies Inc. (The)                                 364,319
             3,125  Goldman Sachs Group, Inc. (The)                      663,000
             4,854  Legg Mason, Inc.                                     508,942
             9,743  Merrill Lynch & Co., Inc.                            911,554
                                                                 ---------------
                                                                       2,447,815
                                                                 ---------------
CHEMICALS - 1.7%
             4,700  Air Products & Chemicals, Inc.                       350,902
             9,542  du Pont (E.I.) de Nemours & Co.                      472,901
             4,250  Monsanto Co.                                         234,133
             3,900  PPG Industries, Inc.                                 258,531
                                                                 ---------------
                                                                       1,316,467
                                                                 ---------------
COMMERCIAL BANKS - 1.2%
             6,816  First Horizon National Corp.                         297,178

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            16,825  U.S. Bancorp                                         598,970
                                                                 ---------------
                                                                         896,148
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
            13,149  ICF International Inc.(1)                            180,010
            10,500  Resources Connection, Inc.(1)                        329,700
            26,248  Waste Management, Inc.                               996,899
                                                                 ---------------
                                                                       1,506,609
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.9%
            39,305  Cisco Systems Inc.(1)                              1,045,120
            20,400  Corning Inc.(1)                                      425,136
                                                                 ---------------
                                                                       1,470,256
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
             4,850  Apple, Inc.(1)                                       415,791
            28,510  Hewlett-Packard Co.                                1,233,912
             3,585  Lexmark International, Inc. Cl A(1)                  225,963
                                                                 ---------------
                                                                       1,875,666
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
            18,426  Crown Holdings Inc.(1)                               406,662
             4,717  Owens-Illinois Inc.(1)                               105,000
                                                                 ---------------
                                                                         511,662
                                                                 ---------------
DIVERSIFIED - 4.8%
            15,000  Gabelli Dividend & Income Trust                      320,550
            19,314  iShares Dow Jones Select
                    Dividend Index Fund                                1,379,599
            22,235  iShares S&P 100 Index Fund                         1,486,410
            12,482  Nasdaq-100 Trust, Series 1                           550,082
                                                                 ---------------
                                                                       3,736,641
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.1%
            29,896  Bank of America Corp.                              1,571,932
            34,892  Citigroup Inc.                                     1,923,595
            24,007  JPMorgan Chase & Co.                               1,222,677
                                                                 ---------------
                                                                       4,718,204
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
           290,000  China Communications Services
                    Corp. Ltd. H Shares ORD(1)                           184,583
            11,888  Verizon Communications Inc.                          457,926
                                                                 ---------------
                                                                         642,509
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.4%
            13,437  Pepco Holdings, Inc.                                 343,718
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
            16,250  Avnet Inc.(1)                                        504,563
            15,000  Jabil Circuit, Inc.                                  359,850
                                                                 ---------------
                                                                         864,413
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
             8,750  Dril-Quip Inc.(1)                                    325,500
            11,983  Schlumberger Ltd.                                    760,801
             3,222  Transocean Inc.(1)                                   249,286
                                                                 ---------------
                                                                       1,335,587
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
            17,658  Kroger Co. (The)                                     452,045
            21,473  SUPERVALU INC.                                       815,544
                                                                 ---------------
                                                                       1,267,589
                                                                 ---------------
FOOD PRODUCTS - 1.2%
            18,600  ConAgra Foods, Inc.                                  478,206
             8,181  General Mills, Inc.                                  468,280
                                                                 ---------------
                                                                         946,486
                                                                 ---------------
GAS UTILITIES - 0.4%
             7,680  ONEOK, Inc.                                          329,549
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
            15,784  Baxter International, Inc.                           783,834
            12,498  Medtronic, Inc.                                      668,018
             5,850  St. Jude Medical, Inc.(1)                            250,146
             6,900  Zimmer Holdings Inc.(1)                              581,118
                                                                 ---------------
                                                                       2,283,116
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.7%
             6,222  AmerisourceBergen Corp.                              325,908
             7,300  Cardinal Health, Inc.                                521,366
             4,188  Humana Inc.(1)                                       232,434
             5,500  Laboratory Corp.
                    of America Holdings(1)                               403,920
            11,500  McKesson Corp.                                       641,125
                                                                 ---------------
                                                                       2,124,753
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.3%
             6,950  IMS Health Inc.                                      200,577
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
            10,550  Cheesecake Factory Inc.(1)                           291,497
            11,400  Scientific Games Corp. Cl A(1)                       353,856
            10,628  Yum! Brands, Inc.                                    637,786
                                                                 ---------------
                                                                       1,283,139
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
             8,600  Kimberly-Clark Corp.                                 596,840
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
             7,950  AES Corp. (The)(1)                                   165,281
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.9%
             6,000  3M Co.                                               445,800
            62,576  General Electric Co.                               2,255,865
             9,569  Tyco International Ltd.                              305,060
                                                                 ---------------
                                                                       3,006,725
                                                                 ---------------
INSURANCE - 5.4%
            14,096  Ace, Ltd.                                            814,467
             8,018  Ambac Financial Group, Inc.                          706,386
            13,055  American International Group, Inc.                   893,614
            16,295  Genworth Financial Inc. Cl A                         568,696
             6,638  Hartford Financial Services
                    Group Inc. (The)                                     630,013
             8,573  Lincoln National Corp.                               575,591
                                                                 ---------------
                                                                       4,188,767
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
             1,368  Google Inc. Cl A(1)                                  685,778
             7,800  Yahoo! Inc.(1)                                       220,818
                                                                 ---------------
                                                                         906,596
                                                                 ---------------
IT SERVICES - 4.5%
            20,113  Accenture Ltd. Cl A                                  759,266
            19,600  Ceridian Corp.(1)                                    587,412
            14,455  First Data Corp.                                     359,351
            17,687  International Business
                    Machines Corp.                                     1,753,666
                                                                 ---------------
                                                                       3,459,695
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%
            16,337  Thermo Fisher Scientific Inc.(1)                     781,725
                                                                 ---------------
MACHINERY - 1.8%
             7,575  Caterpillar Inc.                                     485,330
             7,887  Dover Corp.                                          391,195
             2,753  Harsco Corp.                                         236,428

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            20,159  Mueller Water Products Inc.
                    Series A                                             277,186
                                                                 ---------------
                                                                       1,390,139
                                                                 ---------------
MEDIA - 2.0%
             6,800  Omnicom Group Inc.                                   715,360
            23,248  Walt Disney Co. (The)                                817,632
                                                                 ---------------
                                                                       1,532,992
                                                                 ---------------
METALS & MINING - 0.7%
             6,088  Nucor Corp.                                          392,920
             1,417  Phelps Dodge Corp.                                   175,141
                                                                 ---------------
                                                                         568,061
                                                                 ---------------
MULTI-UTILITIES - 0.3%
             9,600  XCEL Energy Inc.                                     223,968
                                                                 ---------------
MULTILINE RETAIL - 2.6%
             9,928  Federated Department Stores, Inc.                    411,913
             8,311  J.C. Penney Co. Inc.                                 675,186
            14,425  Target Corp.                                         885,117
                                                                 ---------------
                                                                       1,972,216
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.3%
            15,345  Alpha Natural Resources, Inc.(1)                     206,851
            15,968  Chevron Corp.                                      1,163,748
            11,628  Devon Energy Corporation                             815,007
            25,000  Duncan Energy Partners L.P.(1)                       576,250
            46,598  Edge Petroleum Corp.(1)                              690,116
             5,330  EnCana Corp.                                         256,000
            18,450  Exxon Mobil Corp.                                  1,367,144
            18,183  Occidental Petroleum Corp.                           842,964
            16,000  Teekay Offshore Partners L.P.(1)                     448,000
                                                                 ---------------
                                                                       6,366,080
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
            10,000  Physicians Formula
                    Holdings Inc.(1)                                     207,300
                                                                 ---------------
PHARMACEUTICALS - 4.4%
            17,765  Abbott Laboratories                                  941,545
             7,650  Merck & Co., Inc.                                    342,338
            12,102  Novartis AG ADR                                      698,164
            24,306  Pfizer Inc.                                          637,789
            17,438  Schering-Plough Corp.                                435,950
             7,700  Wyeth                                                380,457
                                                                 ---------------
                                                                       3,436,243
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.6%
            12,800  CSX Corporation                                      470,912
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
            32,600  Entegris, Inc.(1)                                    349,798
             9,550  Microchip Technology Inc.                            331,958
             6,300  NVIDIA Corp.(1)                                      193,095
            17,600  STMicroelectronics N.V.
                    New York Shares                                      329,648
             6,550  Texas Instruments Inc.                               204,295
                                                                 ---------------
                                                                       1,408,794
                                                                 ---------------
SOFTWARE - 2.0%
            27,559  Microsoft Corporation                                850,471
             1,800  Nintendo Co., Ltd. ORD                               534,432
            11,200  Oracle Corp.(1)                                      192,192
                                                                 ---------------
                                                                       1,577,095
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
             6,173  Borders Group Inc.                                   129,510
            10,084  Home Depot, Inc. (The)                               410,822
             6,800  Office Depot, Inc.(1)                                254,252
             3,500  Sherwin-Williams Co.                                 241,850
             6,364  TJX Companies, Inc. (The)                            188,183
                                                                 ---------------
                                                                       1,224,617
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             4,700  NIKE, Inc. Cl B                                      464,407
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
            11,101  Countrywide Financial Corporation                    482,671
             6,030  Fannie Mae                                           340,876
                                                                 ---------------
                                                                         823,547
                                                                 ---------------
TOBACCO - 1.5%
            13,434  Altria Group Inc.                                  1,173,997
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.4%
            12,200  Grupo Aeroportuario del Centro
                    Norte SAB de CV ADR(1)                               295,972
                                                                 ---------------
TOTAL COMMON STOCKS                                                   74,849,062
(Cost $68,599,904)                                               ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 4.7%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.50% - 7.875%,
11/15/16 - 2/15/21, valued at $3,669,399),
in a joint trading account at
5.17%, dated 1/31/07, due 2/1/07
(Delivery value $3,600,517)                                            3,600,000
                                                                 ---------------
(Cost $3,600,000)

TOTAL INVESTMENT SECURITIES - 101.5%                                  78,449,062
                                                                 ---------------
(Cost $72,199,904)

OTHER ASSETS AND LIABILITIES - (1.5)%                                (1,122,891)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 77,326,171
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                     Settlement                             Unrealized
to Sell                          Date              Value             Gain (Loss)
--------------------------------------------------------------------------------
30,735,000  JPY for USD        2/28/07            $255,451            $(2,275)
                                               =================================
(Value on Settlement Date $253,176)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

The aggregate value of fair valued securities as of January 31, 2007, was
$719,015, which represented 0.9% of total net assets.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 72,254,963
                                                                 ===============
Gross tax appreciation of investments                              $  6,527,446
Gross tax depreciation of investments                                  (333,347)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  6,194,099
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JANUARY 31, 2007

[american century investments logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AIRLINES - 1.5%
            39,039  Copa Holdings SA Cl A                          $   2,188,136
                                                                 ---------------
AUTO COMPONENTS - 1.3%
           117,505  Cooper Tire & Rubber Co.                           1,878,905
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
            34,218  Digene Corp.(1)                                    1,760,516
                                                                 ---------------
CAPITAL MARKETS - 3.1%
            36,530  Cohen & Steers Inc.                                1,780,838
            22,939  GFI Group Inc.(1)                                  1,467,637
            27,630  Stifel Financial Corp.(1)                          1,331,213
                                                                 ---------------
                                                                       4,579,688
                                                                 ---------------
CHEMICALS - 3.6%
            31,188  Flotek Industries Inc.(1)                            852,680
            19,344  FMC Corp.                                          1,505,930
            74,420  Koppers Holdings Inc.                              1,891,012
            74,843  Terra Industries Inc.(1)                           1,065,016
                                                                 ---------------
                                                                       5,314,638
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
             7,665  Ameris Bancorp                                       197,680
            88,881  BBVA Banco Frances SA ADR                            976,803
                                                                 ---------------
                                                                       1,174,483
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.3%
            31,379  Homeserve plc ORD                                  1,061,933
            32,467  Huron Consulting Group Inc.(1)                     1,683,414
            79,252  Korn/Ferry International(1)                        1,892,538
            60,775  TeleTech Holdings Inc.(1)                          1,637,886
                                                                 ---------------
                                                                       6,275,771
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.1%
            76,669  Oplink Communications Inc.(1)                      1,455,178
            65,708  SafeNet Inc.(1)                                    1,643,357
                                                                 ---------------
                                                                       3,098,535
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
           138,261  SimpleTech, Inc.(1)                                1,512,575
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 2.1%
            30,635  Foster Wheeler Ltd.(1)                             1,638,054
            49,010  Perini Corp.(1)                                    1,481,082
                                                                 ---------------
                                                                       3,119,136
                                                                 ---------------
CONSUMER FINANCE - 1.5%
            41,200  First Marblehead Corp. (The)                       2,241,280
                                                                 ---------------
CONTAINERS & PACKAGING - 1.2%
            38,038  Silgan Holdings Inc.                               1,781,320
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
            99,831  Cogent Communications
                    Group, Inc.(1)                                     2,096,451
            45,307  Eschelon Telecom Inc.(1)                           1,031,187
            40,767  Golden Telecom Inc.                                2,110,915
            79,507  Nortel Inversora SA Cl B ADR(1)                    1,249,850
            34,743  Telecom Argentina SA ADR(1)                          715,706
                                                                 ---------------
                                                                       7,204,109
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            33,116  Jinpan International Ltd.(1)                         803,063
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
           218,727  Bell Microproducts Inc.(1)                         1,579,209
            39,049  Daktronics Inc.                                    1,349,924
            58,541  Dolby Laboratories Inc. Cl A(1)                    1,961,123
            99,445  SMART Modular Technologies
                    (WWH), Inc.(1)                                     1,235,107
                                                                 ---------------
                                                                       6,125,363
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.1%
            54,189  Gulf Island Fabrication Inc.                       1,965,977
           185,149  Parker Drilling Co.(1)                             1,714,480
            41,200  TGS Nopec Geophysical Company
                    ASA ORD (1)                                          842,150
                                                                 ---------------
                                                                       4,522,607
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
            80,784  Spartan Stores, Inc.                               1,911,349
                                                                 ---------------
FOOD PRODUCTS - 1.2%
            30,551  Green Mountain Coffee
                    Roasters, Inc.(1)                                  1,805,870
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.5%
            57,911  China Medical
                    Technologies Inc. ADR(1)                           1,380,019
            53,530  Cynosure Inc. Cl A(1)                              1,037,411
           108,474  I-Flow Corp.(1)                                    1,698,703

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            51,899  Immucor, Inc.(1)                                   1,636,894
            71,980  Micrus Endovascular Corp.(1)                       1,709,525
            30,361  Zoll Medical Corp.(1)                              1,904,243
                                                                 ---------------
                                                                       9,366,795
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
            30,853  Almost Family Inc.(1)                                571,706
            64,392  Nighthawk Radiology
                    Holdings Inc.(1)                                   1,623,322
            35,819  WellCare Health Plans Inc.(1)                      2,775,257
                                                                 ---------------
                                                                       4,970,285
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 2.2%
            55,700  Allscripts Healthcare
                    Solutions, Inc.(1)                                 1,704,420
            76,595  Omnicell Inc.(1)                                   1,587,048
                                                                 ---------------
                                                                       3,291,468
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.4%
            33,920  Life Time Fitness Inc.(1)                          1,838,464
            60,979  Monarch Casino & Resort Inc.(1)                    1,532,402
           171,875  Premier Exhibitions Inc.(1)                        1,680,938
                                                                 ---------------
                                                                       5,051,804
                                                                 ---------------
HOUSEHOLD DURABLES - 1.9%
           353,501  Syntax-Brillian Corp.(1)                           2,796,193
                                                                 ---------------
INSURANCE - 1.5%
            75,992  KMG America Corp.(1)                                 702,926
            30,452  Navigators Group Inc.(1)                           1,455,301
                                                                 ---------------
                                                                       2,158,227
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.5%
            51,622  Priceline.com Inc.(1)                              2,200,130
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.5%
           118,343  Interwoven Inc.(1)                                 1,857,985
           146,609  LookSmart Ltd.(1)                                    705,189
           581,653  On2 Technologies, Inc.(1)                            692,167
            85,457  ValueClick Inc.(1)                                 2,180,863
            59,568  Vocus Inc.(1)                                      1,110,943
                                                                 ---------------
                                                                       6,547,147
                                                                 ---------------
IT SERVICES - 2.4%
            56,913  Syntel Inc.                                        1,871,299

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            39,783  VeriFone Holdings Inc.(1)                          1,590,127
                                                                 ---------------
                                                                       3,461,426
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.5%
            67,980  Jakks Pacific Inc.(1)                              1,377,954
            38,229  Oakley, Inc.                                         885,384
                                                                 ---------------
                                                                       2,263,338
                                                                 ---------------
MACHINERY - 5.6%
            21,961  American Science and
                    Engineering Inc.(1)                                1,201,047
            45,946  CIRCOR International Inc.                          1,658,191
           111,761  Deutz AG ORD (1)                                   1,725,468
            25,107  Manitowoc Co., Inc. (The)                          1,302,049
            15,060  Middleby Corp. (The)(1)                            1,683,407
            45,435  TurboChef Technologies Inc.(1)                       676,527
                                                                 ---------------
                                                                       8,246,689
                                                                 ---------------
MARINE - 2.9%
           117,806  Diana Shipping Inc. ORD                            1,860,156
            50,185  DryShips Inc.                                        856,658
            82,910  Eagle Bulk Shipping Inc.                           1,504,817
                                                                 ---------------
                                                                       4,221,631
                                                                 ---------------
MEDIA - 1.0%
            51,401  Entercom Communications
                    Corp. Cl A                                         1,448,994
                                                                 ---------------
METALS & MINING - 3.1%
            27,166  RTI International Metals, Inc.(1)                  2,220,821
            50,835  Universal Stainless & Alloy
                    Products, Inc.(1)                                  2,249,448
                                                                 ---------------
                                                                       4,470,269
                                                                 ---------------
PERSONAL PRODUCTS - 2.5%
           146,053  American Oriental
                    Bioengineering Inc. ORD(1)                         1,876,781
            26,048  Bare Escentuals Inc.(1)                              950,492
            13,612  Chattem, Inc.(1)                                     781,873
                                                                 ---------------
                                                                       3,609,146
                                                                 ---------------
PHARMACEUTICALS - 1.0%
            84,933  Dr. Reddy's Laboratories Ltd. ADR                  1,432,820
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.4%
            33,262  Entertainment Properties Trust                     2,157,373
            69,366  JER Investors Trust Inc.                           1,420,616
                                                                 ---------------
                                                                       3,577,989
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
             7,292  HFF Inc. Cl A(1)                                     136,360
            83,223  IRSA Inversiones y
                    Representaciones SA GDR(1)                         1,487,195
                                                                 ---------------
                                                                       1,623,555
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
            39,536  Tessera Technologies Inc.(1)                       1,511,857
                                                                 ---------------
SOFTWARE - 3.5%
            99,048  Applix Inc.(1)                                     1,070,709
            96,749  i2 Technologies Inc.(1)                            2,206,844
           124,315  VASCO Data Security
                    International, Inc.(1)                             1,827,431
                                                                 ---------------
                                                                       5,104,984
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
            48,929  Hibbett Sporting Goods Inc.(1)                     1,571,110
           269,603  Wet Seal, Inc. (The) Cl A(1)                       1,741,636
                                                                 ---------------
                                                                       3,312,746
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 4.9%
            30,754  Deckers Outdoor Corp.(1)                           1,793,266
            79,000  G-III Apparel Group, Ltd.(1)                       1,714,300
            59,508  Perry Ellis International, Inc.(1)                 1,790,596
            65,041  Warnaco Group Inc. (The)(1)                        1,840,009
                                                                 ---------------
                                                                       7,138,171
                                                                 ---------------
TOTAL COMMON STOCKS                                                  145,103,008
(Cost $124,886,447)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
        $3,300,000  FHLB Discount Notes,
                    5.00%, 2/1/07(2)                                   3,300,000
                                                                 ---------------
(Cost $3,300,000)

TOTAL INVESTMENT SECURITIES - 101.3%                                 148,403,008
(Cost $128,186,447)                                              ---------------

OTHER ASSETS AND LIABILITIES - (1.3)%                                (1,965,375)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 146,437,633
                                                                 ===============

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

The aggregate value of fair valued securities as of January 31, 2007, was
$3,629,552, which represented 2.5% of total net assets.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $128,241,524
                                                                 ===============
Gross tax appreciation of investments                              $ 21,232,739
Gross tax depreciation of investments                                (1,071,255)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 20,161,484
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JANUARY 31, 2007

[american century investments logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AIRLINES - 1.5%
            63,366  Copa Holdings SA Cl A                          $       3,552
                                                                 ---------------
AUTO COMPONENTS - 1.3%
           202,307  Cooper Tire & Rubber Co.                               3,235
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
            48,531  Digene Corp.(1)                                        2,497
                                                                 ---------------
CAPITAL MARKETS - 3.2%
            61,871  Cohen & Steers Inc.                                    3,017
            38,875  GFI Group Inc.(1)                                      2,487
            46,267  Stifel Financial Corp.(1)                              2,229
                                                                 ---------------
                                                                           7,733
                                                                 ---------------
CHEMICALS - 3.6%
            53,801  Flotek Industries Inc.(1)                              1,471
            32,763  FMC Corp.                                              2,551
           113,070  Koppers Holdings Inc.                                  2,872
           124,499  Terra Industries Inc.(1)                               1,772
                                                                 ---------------
                                                                           8,666
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
            16,784  Ameris Bancorp                                           433
           147,851  BBVA Banco Frances SA ADR                              1,625
                                                                 ---------------
                                                                           2,058
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.4%
            74,071  Homeserve plc ORD                                      2,507
            44,481  Huron Consulting Group Inc.(1)                         2,306
           142,056  Korn/Ferry International(1)                            3,392
            94,513  TeleTech Holdings Inc.(1)                              2,547
                                                                 ---------------
                                                                          10,752
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.2%
           128,381  Oplink Communications Inc.(1)                          2,437
           114,059  SafeNet Inc.(1)                                        2,852
                                                                 ---------------
                                                                           5,289
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.1%
            84,635  Perini Corp.(1)                                        2,558
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.6%
            72,995  First Marblehead Corp. (The)                           3,971
                                                                 ---------------
CONTAINERS & PACKAGING - 1.3%
            68,547  Silgan Holdings Inc.                                   3,210
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
           172,759  Cogent Communications
                    Group, Inc.(1)                                         3,628
            62,726  Golden Telecom Inc.                                    3,248
           118,867  Telecom Argentina SA ADR(1)                            2,449
                                                                 ---------------
                                                                           9,325
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
            57,187  Jinpan International Ltd.(1)                           1,387
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
           393,406  Bell Microproducts Inc.(1)                             2,840
            68,294  Daktronics Inc.                                        2,361
            89,346  Dolby Laboratories Inc. Cl A(1)                        2,993
           166,425  SMART Modular Technologies
                    (WWH), Inc.(1)                                         2,067
                                                                 ---------------
                                                                          10,261
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.0%
            88,934  Gulf Island Fabrication Inc.                           3,227
           286,120  Parker Drilling Co.(1)                                 2,649
            70,800  TGS Nopec Geophysical Company
                    ASA ORD (1)                                            1,447
                                                                 ---------------
                                                                           7,323
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
           137,860  Spartan Stores, Inc.                                   3,262
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            51,745  Green Mountain Coffee
                    Roasters, Inc.(1)                                      3,059
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
           106,824  China Medical
                    Technologies Inc. ADR(1)                               2,546
            46,690  Cynosure Inc. Cl A(1)                                    905
           209,968  I-Flow Corp.(1)                                        3,287
            89,378  Immucor, Inc.(1)                                       2,819
           121,912  Micrus Endovascular Corp.(1)                           2,895
            48,253  Zoll Medical Corp.(1)                                  3,026
                                                                 ---------------
                                                                          15,478
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
            52,234  Almost Family Inc.(1)                                    968

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
            88,219  Nighthawk Radiology
                    Holdings Inc.(1)                                       2,224
            73,456  WellCare Health Plans Inc.(1)                          5,691
                                                                 ---------------
                                                                           8,883
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 2.6%
           120,951  Allscripts Healthcare
                    Solutions, Inc.(1)                                     3,701
           132,554  Omnicell Inc.(1)                                       2,747
                                                                 ---------------
                                                                           6,448
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.4%
            63,201  Life Time Fitness Inc.(1)                              3,426
           103,281  Monarch Casino & Resort Inc.(1)                        2,595
           238,177  Premier Exhibitions Inc.(1)                            2,329
                                                                 ---------------
                                                                           8,350
                                                                 ---------------
HOUSEHOLD DURABLES - 2.0%
           604,802  Syntax-Brillian Corp.(1)                               4,784
                                                                 ---------------
INSURANCE - 1.6%
           129,796  KMG America Corp.(1)                                   1,201
            57,499  Navigators Group Inc.(1)                               2,747
                                                                 ---------------
                                                                           3,948
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.8%
           101,612  Priceline.com Inc.(1)                                  4,331
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 5.1%
           235,577  Interwoven Inc.(1)                                     3,699
           279,680  LookSmart Ltd.(1)                                      1,345
           993,476  On2 Technologies, Inc.(1)                              1,182
           159,808  ValueClick Inc.(1)                                     4,079
           109,072  Vocus Inc.(1)                                          2,034
                                                                 ---------------
                                                                          12,339
                                                                 ---------------
IT SERVICES - 2.4%
            94,186  Syntel Inc.                                            3,097
            67,951  VeriFone Holdings Inc.(1)                              2,716
                                                                 ---------------
                                                                           5,813
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.4%
           118,801  Jakks Pacific Inc.(1)                                  2,408
            43,165  Oakley, Inc.                                           1,000
                                                                 ---------------
                                                                           3,408
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
MACHINERY - 6.5%
            37,787  American Science and
                    Engineering Inc.(1)                                    2,067
            85,072  CIRCOR International Inc.                              3,069
           277,166  Deutz AG ORD (1)                                       4,278
            41,641  Manitowoc Co., Inc. (The)                              2,160
            25,725  Middleby Corp. (The)(1)                                2,876
            78,096  TurboChef Technologies Inc.(1)                         1,163
                                                                 ---------------
                                                                          15,613
                                                                 ---------------
MARINE - 3.3%
           206,809  Diana Shipping Inc.                                    3,266
            86,391  DryShips Inc.                                          1,475
           184,885  Eagle Bulk Shipping Inc.                               3,355
                                                                 ---------------
                                                                           8,096
                                                                 ---------------
MEDIA - 1.7%
            87,794  Entercom Communications
                    Corp. Cl A                                             2,475
           109,736  Rentrak Corp.(1)                                       1,762
                                                                 ---------------
                                                                           4,237
                                                                 ---------------
METALS & MINING - 3.2%
            49,525  RTI International Metals, Inc.(1)                      4,049
            82,512  Universal Stainless & Alloy
                    Products, Inc.(1)                                      3,651
                                                                 ---------------
                                                                           7,700
                                                                 ---------------
PERSONAL PRODUCTS - 2.2%
           228,194  American Oriental
                    Bioengineering Inc.(1)                                 2,932
            30,196  Bare Escentuals Inc.(1)                                1,102
            23,055  Chattem, Inc.(1)                                       1,324
                                                                 ---------------
                                                                           5,358
                                                                 ---------------
PHARMACEUTICALS - 1.1%
           162,499  Dr. Reddy's Laboratories Ltd. ADR                      2,741
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
           123,419  JER Investors Trust Inc.                               2,528
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
            12,130  HFF Inc. Cl A(1)                                         227
           152,433  IRSA Inversiones y
                    Representaciones SA GDR(1)                             2,724
                                                                 ---------------
                                                                           2,951
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
            82,133  Tessera Technologies Inc.(1)                           3,141
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
SOFTWARE - 3.2%
           189,567  i2 Technologies Inc.(1)                                4,324
           236,440  VASCO Data Security
                    International, Inc.(1)                                 3,476
                                                                 ---------------
                                                                           7,800
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
            83,631  Hibbett Sporting Goods Inc.(1)                         2,685
           512,478  Wet Seal, Inc. (The) Cl A(1)                           3,311
                                                                 ---------------
                                                                           5,996
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 4.9%
            57,968  Deckers Outdoor Corp.(1)                               3,380
           127,167  G-III Apparel Group, Ltd.(1)                           2,760
            95,291  Perry Ellis International, Inc.(1)                     2,867
           101,898  Warnaco Group Inc. (The)(1)                            2,883
                                                                 ---------------
                                                                          11,890
                                                                 ---------------
TOTAL COMMON STOCKS                                                      239,971
(Cost $205,355)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
            $3,800  FHLB Discount Notes,
                    5.00%, 2/1/07(2)                                       3,800
                                                                 ---------------
(Cost $3,800)

TOTAL INVESTMENT SECURITIES - 100.2%                                     243,771
(Cost $209,155)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (0.2)%                                      (366)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     243,405
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

The aggregate value of fair valued securities is $8,233, which is 3.4% of total net assets.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $209,231
                                                                 ===============
Gross tax appreciation of investments                                  $ 36,261
Gross tax depreciation of investments                                    (1,721)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $ 34,540
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JANUARY 31, 2007

[american century investments logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 59.8%
AEROSPACE & DEFENSE - 1.2%
             8,571  Boeing Co.(1)                                  $         768
            74,932  Lockheed Martin Corp.(1)                               7,282
                                                                 ---------------
                                                                           8,050
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             3,554  FedEx Corporation                                        392
            18,602  United Parcel Service, Inc. Cl B                       1,345
                                                                 ---------------
                                                                           1,737
                                                                 ---------------
AIRLINES(2)
            14,766  Southwest Airlines Co.                                   223
                                                                 ---------------
AUTO COMPONENTS(2)
            10,394  ArvinMeritor Inc.(3)                                     200
                                                                 ---------------
BEVERAGES - 1.0%
           133,426  Coca-Cola Company (The)(1)                             6,389
             6,225  PepsiCo, Inc.                                            406
                                                                 ---------------
                                                                           6,795
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
           117,860  Amgen Inc.(1)(4)                                       8,294
            28,908  Biogen Idec Inc.(1)(4)                                 1,397
                                                                 ---------------
                                                                           9,691
                                                                 ---------------
CAPITAL MARKETS - 3.8%
            36,240  Goldman Sachs
                    Group, Inc. (The)(1)                                   7,689
            50,933  Lehman Brothers Holdings Inc.(1)                       4,189
            78,473  Mellon Financial Corp. (1)                             3,354
             6,467  Merrill Lynch & Co., Inc.                                605
           110,100  Morgan Stanley                                         9,114
                                                                 ---------------
                                                                          24,951
                                                                 ---------------
CHEMICALS - 1.5%
            11,989  Albemarle Corp.                                          935
           119,602  Celanese Corp., Series A(1)                            3,140
            47,152  H.B. Fuller Company(3)                                 1,220
           147,407  Lyondell Chemical Co.(1)                               4,660
                                                                 ---------------
                                                                           9,955
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
             2,593  KeyCorp                                                   99
             3,797  U.S. Bancorp                                             135

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           108,535  Wells Fargo & Co.                                      3,899
                                                                 ---------------
                                                                           4,133
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            28,967  Manpower Inc.(1)                                       2,113
            80,169  Waste Management, Inc.                                 3,044
                                                                 ---------------
                                                                           5,157
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
           205,492  Cisco Systems Inc.(1)(4)                               5,464
            40,531  Motorola, Inc.                                           805
                                                                 ---------------
                                                                           6,269
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
            65,967  Brocade Communications
                    System(4)                                                566
           246,953  Hewlett-Packard Co.(1)                                10,688
            88,906  Lexmark International, Inc.
                    Cl A(1)(4)                                             5,604
                                                                 ---------------
                                                                          16,858
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            80,756  Chicago Bridge & Iron Company
                    New York Shares                                        2,400
            16,804  Foster Wheeler Ltd.(4)                                   899
                                                                 ---------------
                                                                           3,299
                                                                 ---------------
CONSUMER FINANCE - 0.9%
            75,612  American Express Co.(1)                                4,402
            48,375  AmeriCredit Corp.(1)(4)                                1,313
                                                                 ---------------
                                                                           5,715
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.5%
           216,220  Bank of America Corp.(1)                              11,369
           263,969  Citigroup Inc.(1)                                     14,552
           228,926  JPMorgan Chase & Co.(1)                               11,659
            81,549  McGraw-Hill
                    Companies, Inc. (The)                                  5,470
                                                                 ---------------
                                                                          43,050
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
           162,226  AT&T Inc.                                              6,105
             1,661  CenturyTel Inc.                                           74
            59,158  Verizon Communications Inc.                            2,279
                                                                 ---------------
                                                                           8,458
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.2%
            14,901  Acuity Brands Inc.(3)                                    864

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
             2,878  Genlyte Group Inc.(4)                                    218
                                                                 ---------------
                                                                           1,082
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
            38,121  Halliburton Co.(1)                                     1,126
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            86,747  Kroger Co. (The)(1)                                    2,221
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            42,434  Campbell Soup Co.(1)                                   1,633
            71,708  ConAgra Foods, Inc. (1)                                1,844
            63,423  General Mills, Inc.(1)                                 3,630
               124  Seaboard Corp.(3)                                        239
                                                                 ---------------
                                                                           7,346
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
             2,259  Baxter International, Inc.                               112
            73,135  Becton Dickinson & Co.(1)                              5,627
            13,065  Mettler-Toledo
                    International, Inc.(4)                                 1,082
                                                                 ---------------
                                                                           6,821
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.2%
            74,171  AMERIGROUP Corporation(3)(4)                           2,689
             8,332  Apria Healthcare Group Inc.(3)(4)                        231
            30,826  Humana Inc.(4)                                         1,711
           104,510  McKesson Corp.(1)                                      5,826
            74,179  UnitedHealth Group Incorporated                        3,877
            84,871  WellCare Health Plans Inc.(4)                          6,575
                                                                 ---------------
                                                                          20,909
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
            54,990  Choice Hotels International Inc.(1)                    2,326
            32,739  McDonald's Corporation(1)                              1,452
                                                                 ---------------
                                                                           3,778
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
            47,183  Colgate-Palmolive Co. (1)                              3,223
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.6%
           214,054  AES Corp. (The)(1)(4)                                  4,450
           117,940  TXU Corp.                                              6,378
                                                                 ---------------
                                                                          10,828
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.5%
            66,048  McDermott
                    International, Inc.(1)(4)                              3,411
                                                                 ---------------
INSURANCE - 2.6%
            64,877  American Financial Group, Inc.(1)                      2,291
            53,140  Arch Capital Group Ltd.(4)                             3,432
            85,113  Axis Capital Holdings Limited                          2,804
            61,932  Berkley (W.R.) Corp.(1)                                2,049
            48,882  Chubb Corp.(1)                                         2,545
           108,844  Endurance Specialty Holdings Ltd.                      3,702
             9,376  Philadelphia Consolidated
                    Holding Co.(3)(4)                                        422
                                                                 ---------------
                                                                          17,245
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
            10,193  Priceline.com Inc.(3)(4)                                 434
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.1%
            86,199  RealNetworks Inc.(3)(4)                                  920
                                                                 ---------------
IT SERVICES - 3.1%
           171,810  Accenture Ltd. Cl A                                    6,486
           118,511  Acxiom Corp.(1)                                        2,690
           114,939  International Business
                    Machines Corp.(1)                                     11,396
                                                                 ---------------
                                                                          20,572
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.6%
           160,443  Eastman Kodak Co.(3)                                   4,149
           206,903  Hasbro, Inc.(3)                                        5,876
            14,116  Mattel, Inc.                                             344
                                                                 ---------------
                                                                          10,369
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
            87,305  Applera Corporation - Applied
                    Biosystems Group(1)                                    3,035
                                                                 ---------------
MACHINERY - 1.0%
            47,836  Cummins Inc.(1)                                        6,437
                                                                 ---------------
MEDIA - 1.6%
           238,117  DIRECTV Group, Inc. (The)(3)(4)                        5,807
             6,138  Omnicom Group Inc.                                       646
           120,091  Walt Disney Co. (The)(1)                               4,224
                                                                 ---------------
                                                                          10,677
                                                                 ---------------
METALS & MINING - 0.8%
            37,028  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B(1)                                     2,129

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
            23,010  Phelps Dodge Corp.                                     2,845
                                                                 ---------------
                                                                           4,974
                                                                 ---------------
MULTILINE RETAIL - 2.5%
           265,582  Big Lots Inc.(3)(4)                                    6,886
            20,882  Dollar Tree Stores Inc.(4)                               657
            56,827  Federated Department
                    Stores, Inc.(1)                                        2,358
            90,414  Kohl's Corp.(1)(4)                                     6,411
                                                                 ---------------
                                                                          16,312
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.7%
           111,597  Chevron Corp.(1)                                       8,133
           125,349  EnCana Corp.                                           6,021
           261,299  Exxon Mobil Corp.(1)                                  19,361
            76,676  Marathon Oil Corp.                                     6,927
            26,567  Tesoro Corporation                                     2,189
            30,378  Valero Energy Corp.                                    1,649
                                                                 ---------------
                                                                          44,280
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
            32,549  NBTY Inc.(3)(4)                                        1,688
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            47,429  Johnson & Johnson(1)                                   3,168
           141,629  Merck & Co., Inc.                                      6,338
           240,396  Pfizer Inc.                                            6,308
                                                                 ---------------
                                                                          15,814
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
            25,959  CB Richard Ellis
                    Group, Inc. Cl A(4)                                      976
                                                                 ---------------
ROAD & RAIL - 0.1%
               698  Burlington Northern
                    Santa Fe Corp.                                            56
             3,772  Norfolk Southern Corp.                                   187
             4,287  Union Pacific Corp.                                      433
                                                                 ---------------
                                                                             676
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
            72,287  Amkor Technology Inc.(3)(4)                              761
            22,774  Lam Research Corp.(1)(4)                               1,043
            12,150  Novellus Systems, Inc.(4)                                375
            30,699  NVIDIA Corp.(4)                                          941
                                                                 ---------------
                                                                           3,120
                                                                 ---------------
SOFTWARE - 0.7%
           133,092  BMC Software Inc.(1)(4)                                4,577

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT        ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
             1,475  Microsoft Corporation                                     46
                                                                 ---------------
                                                                           4,623
                                                                 ---------------
SPECIALTY RETAIL - 1.3%
            18,309  American Eagle Outfitters, Inc.                          593
            37,412  Group 1 Automotive, Inc.(1)                            1,983
           146,213  Office Depot, Inc.(4)                                  5,467
             7,581  OfficeMax Inc.                                           366
                                                                 ---------------
                                                                           8,409
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
            29,431  Brown Shoe Company, Inc.(1)                            1,600
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
            33,231  Corus Bankshares Inc.(3)                                 708
             3,574  Downey Financial Corp.(3)                                256
            38,677  FirstFed Financial Corp.(3)(4)                         2,667
            22,598  Freddie Mac(1)                                         1,467
            39,428  Washington Mutual, Inc.                                1,758
                                                                 ---------------
                                                                           6,856
                                                                 ---------------
TOTAL COMMON STOCKS                                                      394,303
(Cost $321,240)                                                  ---------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) - 15.0%
        $      164  FHLMC, 7.00%, 10/1/12                                    168
             2,564  FHLMC, 4.50%, 1/1/19                                   2,464
               165  FHLMC, 6.50%, 1/1/28                                     170
             1,308  FHLMC, 5.50%, 12/1/33                                  1,291
            22,802  FNMA, 5.50%,
                    settlement date 2/12/07(6)                            22,430
            12,434  FNMA, 6.00%,
                    settlement date 2/12/07(6)                            12,480
             9,841  FNMA, 6.50%,
                    settlement date 2/12/07(6)                            10,007
               236  FNMA, 6.00%, 2/1/09                                      237
                20  FNMA, 6.50%, 5/1/11                                       21
               268  FNMA, 7.50%, 11/1/11                                     276
                 2  FNMA, 6.50%, 10/1/12                                       2
                11  FNMA, 6.50%, 5/1/13                                       11
                19  FNMA, 6.50%, 5/1/13                                       20
                 8  FNMA, 6.50%, 6/1/13                                        9
                17  FNMA, 6.50%, 6/1/13                                       18
                10  FNMA, 6.50%, 6/1/13                                       11
                43  FNMA, 6.50%, 6/1/13                                       44
                47  FNMA, 6.50%, 6/1/13                                       48
               148  FNMA, 6.00%, 1/1/14                                      150
               523  FNMA, 6.00%, 4/1/14                                      529
             1,033  FNMA, 4.50%, 5/1/19                                      993
             2,023  FNMA, 4.50%, 5/1/19                                    1,944
             4,171  FNMA, 5.00%, 9/1/20                                    4,083
                29  FNMA, 6.50%, 1/1/28                                       30
               134  FNMA, 7.00%, 1/1/28                                      138
               198  FNMA, 6.50%, 1/1/29                                      203

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
               208  FNMA, 7.50%, 7/1/29                                      217
                32  FNMA, 7.00%, 5/1/30                                       33
               108  FNMA, 7.50%, 9/1/30                                      112
               176  FNMA, 6.50%, 9/1/31                                      180
                57  FNMA, 7.00%, 9/1/31                                       59
               291  FNMA, 6.50%, 1/1/32                                      298
               618  FNMA, 7.00%, 6/1/32                                      636
               301  FNMA, 6.50%, 8/1/32                                      308
             1,732  FNMA, 5.50%, 6/1/33                                    1,708
             2,318  FNMA, 5.50%, 7/1/33                                    2,287
             1,873  FNMA, 5.50%, 8/1/33                                    1,847
             1,143  FNMA, 5.50%, 9/1/33                                    1,128
             8,923  FNMA, 5.00%, 11/1/33                                   8,586
             8,243  FNMA, 5.50%, 1/1/34                                    8,131
             2,106  FNMA, 4.50%, 9/1/34                                    1,965
             5,404  FNMA, 4.50%, 9/1/35                                    5,034
             6,192  FNMA, 5.00%, 2/1/36                                    5,947
               266  GNMA, 7.00%, 4/20/26                                     275
               149  GNMA, 7.50%, 8/15/26                                     156
                51  GNMA, 7.00%, 2/15/28                                      52
               129  GNMA, 7.50%, 2/15/28                                     135
                62  GNMA, 7.00%, 12/15/28                                     64
                56  GNMA, 8.00%, 12/15/29                                     60
               321  GNMA, 7.00%, 5/15/31                                     332
             1,922  GNMA, 5.50%, 11/15/32                                  1,906
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                                99,233
(Cost $100,152)                                                  ---------------

CORPORATE BONDS - 6.9%
AEROSPACE & DEFENSE - 0.3%
               410  Honeywell International Inc.,
                    5.70%, 3/15/36                                           405
               145  Lockheed Martin Corp.,
                    6.19%, 9/1/36                                            152
               610  United Technologies Corp.,
                    4.375%, 5/1/10                                           595
               570  United Technologies Corp.,
                    6.05%, 6/1/36                                            594
                                                                 ---------------
                                                                           1,746
                                                                 ---------------
BEVERAGES - 0.3%
               580  Diageo Capital plc,
                    5.875%, 9/30/36                                          563
               750  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $762,165)(7)                                        736
               830  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $829,411)(3)(7)                                     850
                                                                 ---------------
                                                                           2,149
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
               530  Genentech, Inc., 4.75%, 7/15/15                          505
                                                                 ---------------
CAPITAL MARKETS - 0.5%
               570  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(3)                                        563
               385  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                            373
               705  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                            694

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
               650  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                           669
               420  Morgan Stanley, 4.00%, 1/15/10                           406
               350  Morgan Stanley, 4.25%, 5/15/10                           338
               430  Morgan Stanley,
                    5.05%, 1/21/11(3)                                        426
                                                                 ---------------
                                                                           3,469
                                                                 ---------------
CHEMICALS(2)
               145  Dow Chemical Co. (The),
                    7.375%, 11/1/29                                          166
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
               550  Capital One Financial Corp.,
                    5.70%, 9/15/11                                           556
               670  PNC Bank N.A., 4.875%, 9/21/17                           630
               380  PNC Funding Corp.,
                    5.125%, 12/14/10                                         377
               435  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                           415
               680  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                           651
               550  Wachovia Corp.,
                    5.625%, 10/15/16                                         553
               600  Wells Fargo & Co.,
                    4.625%, 8/9/10                                           587
                                                                 ---------------
                                                                           3,769
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
               330  Waste Management, Inc.,
                    7.00%, 7/15/28                                           350
                                                                 ---------------
CONSUMER FINANCE(2)
               290  American Express Centurion
                    Bank, 4.375%, 7/30/09                                    285
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
               960  Bank of America Corp.,
                    4.375%, 12/1/10(3)                                       930
               420  Bank of America N.A.,
                    6.00%, 10/15/36                                          426
               840  Citigroup Inc., 5.00%, 9/15/14                           816
               325  Citigroup Inc., 6.125%, 8/25/36                          335
               395  General Electric Capital Corp.,
                    6.125%, 2/22/11                                          407
             1,025  HSBC Finance Corp.,
                    4.75%, 4/15/10(3)                                      1,010
               415  HSBC Finance Corp.,
                    4.625%, 9/15/10(3)                                       406
               830  John Deere Capital Corp.,
                    4.50%, 8/25/08                                           819
               800  JPMorgan Chase & Co.,
                    6.75%, 2/1/11                                            837
                                                                 ---------------
                                                                           5,986
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
               732  AT&T Corp., 7.30%, 11/15/11                              792
               450  AT&T Inc., 6.80%, 5/15/36(3)                             480
               145  BellSouth Corp.,
                    6.875%, 10/15/31                                         153
               280  Embarq Corp., 7.08%, 6/1/16                              285
               220  Sprint Capital Corp.,
                    6.875%, 11/15/28                                         220
               490  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                           469
               320  Verizon Communications Inc.,
                    5.55%, 2/15/16                                           317
                                                                 ---------------
                                                                           2,716
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.4%
               420  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                            408
               614  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                           619
               375  FirstEnergy Corp.,
                    7.375%, 11/15/31                                         428
               450  Florida Power Corp.,
                    4.50%, 6/1/10                                            437
               480  Southern California Edison Co.,
                    5.625%, 2/1/36                                           462
               210  Toledo Edison Co., 6.15%, 5/15/37                        207
                                                                 ---------------
                                                                           2,561
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
               520  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                           503
               145  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(3)                                        174
               640  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                            585
                                                                 ---------------
                                                                           1,262
                                                                 ---------------
FOOD PRODUCTS - 0.2%
               800  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05 - 10/17/06,
                    Cost $784,249)(7)                                        781
               145  Kellogg Co., 7.45%, 4/1/31                               171
               145  Kraft Foods Inc., 6.50%, 11/1/31                         154
                                                                 ---------------
                                                                           1,106
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
               710  Baxter Finco BV, 4.75%, 10/15/10                         695
               350  Boston Scientific Corp.,
                    6.40%, 6/15/16                                           356
                                                                 ---------------
                                                                           1,051
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
               540  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                           557
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             1,400  General Electric Co.,
                    5.00%, 2/1/13                                          1,379
                                                                 ---------------
INSURANCE - 0.2%
               750  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $748,530)(7)                                        737
               400  Genworth Financial Inc.,
                    4.95%, 10/1/15                                           384
               450  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                           416
                                                                 ---------------
                                                                           1,537
                                                                 ---------------
MEDIA - 0.4%
               570  Comcast Corp., 5.90%, 3/15/16                            573
               970  Cox Communications, Inc.,
                    7.125%, 10/1/12                                        1,041
               550  News America Holdings,
                    7.75%, 1/20/24                                           614
               220  Time Warner Inc.,
                    5.50%, 11/15/11                                          220

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
               145  Time Warner Inc.,
                    7.625%, 4/15/31                                          163
                                                                 ---------------
                                                                           2,611
                                                                 ---------------
METALS & MINING - 0.3%
               220  Alcan Inc., 4.50%, 5/15/13                               207
               330  Alcoa Inc., 5.55%, 2/1/17                                329
               390  Vale Overseas Ltd.,
                    6.25%, 1/23/17                                           392
               520  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $520,394)(7)                                        518
               220  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16
                    (Acquired 11/8/06,
                    Cost $219,457)(3)(7)                                     219
                                                                 ---------------
                                                                           1,665
                                                                 ---------------
MULTI-UTILITIES - 0.3%
               550  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16                           547
               750  Dominion Resources Inc.,
                    4.125%, 2/15/08                                          740
               420  Dominion Resources Inc.,
                    4.75%, 12/15/10                                          410
               220  Dominion Resources Inc.,
                    5.60%, 11/15/16                                          218
               315  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                            316
                                                                 ---------------
                                                                           2,231
                                                                 ---------------
MULTILINE RETAIL - 0.1%
               350  May Department Stores Co. (The),
                    3.95%, 7/15/07                                           347
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
               360  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                           358
               110  Apache Corp.,
                    5.625%, 1/15/17(3)                                       110
               145  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                           164
               375  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                          448
               910  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(3)                                         894
               360  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                          368
               860  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                    870
               395  XTO Energy Inc., 5.30%, 6/30/15                          381
               380  XTO Energy Inc., 6.10%, 4/1/36                           367
                                                                 ---------------
                                                                           3,960
                                                                 ---------------
PHARMACEUTICALS - 0.1%
               570  Abbott Laboratories,
                    5.875%, 5/15/16                                          587
               400  Schering-Plough Corp.,
                    5.55%, 12/1/13                                           397
                                                                 ---------------
                                                                             984
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
               560  ProLogis, 5.625%, 11/15/16                               556
                                                                 ---------------
ROAD & RAIL - 0.1%
               580  Burlington Northern Santa Fe
                    Corp., 6.20%, 8/15/36                                    586

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
               362  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                           345
                                                                 ---------------
                                                                             931
                                                                 ---------------
SOFTWARE - 0.1%
               770  Oracle Corp., 5.00%, 1/15/11                             761
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
               880  Nextel Communications Inc.,
                    5.95%, 3/15/14                                           860
                                                                 ---------------
TOTAL CORPORATE BONDS                                                     45,500
(Cost $45,722)                                                   ---------------

U.S. TREASURY SECURITIES - 6.8%
             1,165  U.S. Treasury Bonds,
                    8.125%, 8/15/21(3)                                     1,537
             4,200  U.S. Treasury Bonds,
                    7.125%, 2/15/23(3)                                     5,165
             6,515  U.S. Treasury Bonds,
                    6.125%, 11/15/27(3)                                    7,451
               628  U.S. Treasury Bonds,
                    6.25%, 5/15/30(3)                                        737
             1,932  U.S. Treasury Bonds,
                    4.50%, 2/15/36(3)                                      1,806
             7,994  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(3)                              7,978
            10,400  U.S. Treasury Notes,
                    5.125%, 6/30/11(3)                                    10,526
             6,500  U.S. Treasury Notes,
                    4.625%, 10/31/11(3)                                    6,446
               565  U.S. Treasury Notes,
                    4.875%, 8/15/16(3)                                       567
             2,500  U.S. Treasury Notes,
                    4.625%, 11/15/16(3)                                    2,462
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                            44,675
(Cost $44,792)                                                   ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.2%
             3,200  FHLB, 4.875%, 8/22/07                                  3,193
             3,800  FHLB, 4.625%, 2/1/08                                   3,777
             5,870  FHLB, 5.125%, 9/29/10                                  5,884
             2,475  FHLMC, 5.00%, 9/16/08(3)                               2,469
             8,000  FHLMC, 5.30%, 5/12/20                                  7,662
             4,970  FNMA, 4.75%, 8/3/07                                    4,957
             3,800  FNMA, 6.625%, 9/15/09                                  3,943
             2,300  FNMA, 4.375%, 7/17/13                                  2,204
             7,200  FNMA, 5.80%, 2/9/26                                    7,100
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                   41,189
(Cost $41,320)                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(5) - 6.0%
            14,063  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 2/1/07                                            283
             1,500  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38                          1,432
            17,687  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.77%, 2/1/07                             546

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
             1,780  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.43%,
                    2/15/07, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06,
                    Cost $1,780,000)(7)                                    1,781
             2,900  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    PW14, Class A4 SEQ, 5.20%,
                    12/1/38(3)                                             2,830
               383  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.42%, 2/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $383,222)(7)                               384
               657  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.47%, 2/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $656,645)(7)                              657
               654  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                            650
             2,531  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                         2,513
             1,546  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                        1,530
               339  FHLMC, Series 77, Class H,
                    8.50%, 9/15/20                                           360
             3,332  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23                                    3,281
             3,500  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                           3,411
             2,048  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37                               2,012
               944  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 2/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $944,236)(7)                                        945
             1,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29                                           983
             1,640  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                    1,612
             3,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                    2,910
             3,510  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30                                    3,340
             2,550  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31                                    2,491
               305  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.42%, 2/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $304,783)(7)                               305
             1,136  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.40%, 2/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $1,135,979)(7)                            1,137
               146  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                                 149
               880  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 2/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $880,498)(7)                              881
               162  Morgan Stanley Capital I,
                    Series 2006 XLF, Class A1, VRN,
                    5.41%, 2/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps (Acquired
                    7/28/06, Cost $161,950)(7)                               162
             1,036  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 2/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                                1,035
             1,345  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45                               1,335

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
               875  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                           856
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                 39,811
(Cost $40,235)                                                   ---------------

ASSET-BACKED SECURITIES(5) - 3.1%
               802  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 2/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                       802
             1,190  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 2/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                     1,191
               243  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 2/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                                  243
               908  Argent Securities Inc., Series
                    2006 M3, Class A2A, VRN, 5.37%,
                    2/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps                                                  908
             1,721  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.38%, 2/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                          1,724
               640  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    2/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps                                                  640
               102  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 5.45%, 2/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                            102
               901  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 2/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                            901
               979  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.37%, 2/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with no caps                            980
               466  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 2/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                            466
             1,445  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.36%, 2/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                     1,446
             2,120  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.36%,
                    2/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps                                                2,121
               474  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 2/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                                  474
               352  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 2/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                       352
             1,252  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 2/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                     1,253

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
             1,016  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.41%, 2/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                             1,017
               300  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                           290
             1,085  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    3/15/07, resets quarterly off the
                    3-month LIBOR minus 0.02%
                    with no caps                                           1,086
               790  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                             790
               714  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.32%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04%
                    with no caps                                             714
               750  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    4/1/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                                  750
             1,907  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 2/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                                1,908
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                             20,158
(Cost $20,156)                                                   ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
               145  Hydro Quebec, 8.40%, 1/15/22                             188
               810  Province of Quebec,
                    5.00%, 7/17/09(3)                                        807
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                       995
(Cost $994)                                                      ---------------

MUNICIPAL SECURITIES - 0.1%
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                            757
                                                                 ---------------
(Cost $804)

TEMPORARY CASH INVESTMENTS - 3.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50% - 8.125%,
12/15/09 - 8/15/21, valued at $23,711),
in a joint trading account at 5.17%,
dated 1/31/07, due 2/1/07
(Delivery value $23,203)(1)                                               23,200
                                                                 ---------------
(Cost $23,200)

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) - 10.1%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.31%, dated 1/31/07,
due 2/1/07 (Delivery value $10,001)                                       10,000

Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 1/31/07,
due 2/1/07 (Delivery value $40,006)                                       40,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 1/31/07, due 2/1/07
(Delivery value $16,376)                                                  16,374
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    66,374
(Cost $66,374)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 117.7%                                     776,195
                                                                 ---------------
(Cost $704,989)

OTHER ASSETS AND LIABILITIES - (17.7)%                                 (116,498)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     659,697
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
320 U.S. Treasury 2-Year Notes    March 2007        $  65,150          $(316)
394 U.S. Treasury 5-Year Notes    March 2007           41,185           (345)
                                               ---------------------------------
                                                    $ 106,335          $(661)
                                               =================================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
150 U.S. Long Bond                March 2007         $ 16,519          $  517
390 U.S. Treasury 10-Year Notes   March 2007           41,633             669
                                               ---------------------------------
                                                     $ 58,152          $1,186
                                               =================================

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount           Description of Agreement        Expiration Date     Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$7,580       Pay quarterly a fixed rate equal     December 2010         $ (61)
             to 0.45% multiplied by the
             notional amount and receive from
             Deutsche Bank AG upon each default
             event of one of the issues of Dow
             Jones CDX N.A. Investment Grade 5,
             par value of the proportional
             notional amount.
 5,150       Pay quarterly a fixed rate equal     December 2010           (64)
             to 0.85% multiplied by the
             notional amount and receive from
             Barclays Capital, Inc. upon each
             default event of one of the issues
             of Dow Jones CDX N.A. Investment
             Grade High Volume 5, par value of
             the proportional notional amount.
 8,000       Pay quarterly a fixed rate equal     June 2011               (42)
             to 0.40% multiplied by the
             notional amount and receive from
             Barclays Capital, Inc. upon each
             default event of one of the issues
             of Dow Jones CDX N.A. Investment
             Grade 6, par value of the
             proportional notional amount.
 9,000       Pay quarterly a fixed rate equal     December 2011           (35)
             to 0.40% multiplied by the
             notional amount and receive from
             Barclays Capital, Inc. upon each
             default event of one of the issues
             of Dow Jones CDX N.A. Investment
             Grade 7, par value of the
             proportional notional amount.
 1,200       Pay quarterly a fixed rate equal     March 2012                1
             to 0.46% multiplied by the
             notional amount and receive from
             Barclays Capital, Inc. upon each
             default event of Centex Corp.,
             par value of the proportional
             notional amount.
 1,200       Pay quarterly a fixed rate equal     March 2012                2
             to 0.48% multiplied by the
             notional amount and receive from
             Barclays Capital, Inc. upon each
             default event of Pulte Homes Inc.,
             par value of the proportional
             notional amount.
 1,570       Pay quarterly a fixed rate equal     March 2012                1
             to 0.55% multiplied by the
             notional amount and receive from
             Deutsche Bank Securities Inc.
             upon each default event of Lennar
             Corp., par value of the
             proportional notional amount.
 2,650       Pay quarterly a fixed rate equal     March 2017               (3)
             to 0.12% multiplied by the
             notional amount and receive from
             Barclays Capital, Inc. upon each
             default event of Pfizer Inc.,
             par value of the proportional
             notional amount.
                                                                     -----------
                                                                        $(201)
                                                                     ===========

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective January 31, 2007.
(1) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(2) Industry is less than 0.05% of total net assets.
(3) Security, or a portion thereof, was on loan as of January 31, 2007. The aggregate value of securities on loan at January 31, 2007, was $67,718 (in thousands).
(4) Non-income producing.
(5) Final maturity indicated, unless otherwise noted.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2007, was $10,093
    (in thousands), which represented 1.5% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 705,763
                                                                 ===============
Gross tax appreciation of investments                                 $  74,628
Gross tax depreciation of investments                                    (4,196)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    $  70,432
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT(reg.sm) FUND
JANUARY 31, 2007

[american century investments logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 2.1%
            25,000  Ceradyne Inc.(1)                               $   1,352,000
            22,000  Precision Castparts Corp.                          1,955,580
                                                                 ---------------
                                                                       3,307,580
                                                                 ---------------
AIRLINES - 0.8%
            96,500  JetBlue Airways Corp.(1)                           1,320,120
                                                                 ---------------
AUTO COMPONENTS - 1.9%
           131,500  China Automotive Systems Inc.(1)                   1,324,205
           101,500  Cooper Tire & Rubber Co.                           1,622,985
                                                                 ---------------
                                                                       2,947,190
                                                                 ---------------
BEVERAGES - 1.0%
            39,000  Coca-Cola Femsa SA de CV ADR                       1,560,780
                                                                 ---------------
BIOTECHNOLOGY - 2.9%
            54,000  Crucell N.V. ADR(1)                                1,492,020
            30,000  Digene Corp.(1)                                    1,543,500
            42,000  MedImmune, Inc.(1)                                 1,455,720
                                                                 ---------------
                                                                       4,491,240
                                                                 ---------------
CAPITAL MARKETS - 1.8%
            10,000  Deutsche Bank AG(1)                                1,420,100
            70,500  MCG Capital Corp.                                  1,393,785
                                                                 ---------------
                                                                       2,813,885
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 7.3%
           126,500  CECO Environmental Corp.(1)                        1,744,435
           112,500  Geo Group Inc. (The)(1)                            4,929,750
            28,500  Huron Consulting Group Inc.(1)                     1,477,725
            64,500  Korn/Ferry International(1)                        1,540,260
            38,500  Robert Half International Inc.                     1,566,950
                                                                 ---------------
                                                                      11,259,120
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.1%
            37,000  Bel Fuse Inc.                                      1,201,760
            90,500  Cisco Systems Inc.(1)                              2,406,395
            41,000  CommScope Inc.(1)                                  1,324,710
            56,000  Polycom Inc.(1)                                    1,882,720
            12,000  Research In Motion Ltd.(1)                         1,533,360
            86,500  Sierra Wireless Inc.(1)                            1,250,790
                                                                 ---------------
                                                                       9,599,735
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.7%
            62,000  Emulex Corp.(1)                                    1,100,500
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
            45,500  Perini Corp.(1)                                    1,375,010
                                                                 ---------------
CONSUMER FINANCE - 3.1%
            52,500  Dollar Financial Corp.(1)                          1,681,575
            50,000  First Cash Financial
                    Services, Inc.(1)                                  1,174,000
            37,500  First Marblehead Corp. (The)                       2,040,000
                                                                 ---------------
                                                                       4,895,575
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.7%
            30,000  Bank of America Corp.                              1,577,400
             2,500  Chicago Mercantile Exchange
                    Holdings Inc.                                      1,408,250
            21,000  IntercontinentalExchange Inc.(1)                   2,741,550
            31,500  JPMorgan Chase & Co.                               1,604,295
                                                                 ---------------
                                                                       7,331,495
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
            71,000  AT&T Inc.                                          2,671,730
            75,500  Cogent Communications
                    Group, Inc.(1)                                     1,585,500
            78,500  Eschelon Telecom Inc.(1)                           1,786,660
                                                                 ---------------
                                                                       6,043,890
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
            32,500  American Electric Power                            1,414,725
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
            50,500  Dolby Laboratories Inc. Cl A(1)                    1,691,750
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.4%
            74,000  Allis-Chalmers Energy Inc.(1)                      1,306,100
            36,500  Dawson Geophysical Co.(1)                          1,267,645
            43,000  Gulfmark Offshore Inc.(1)                          1,552,730
            16,000  Transocean Inc.(1)                                 1,237,920
                                                                 ---------------
                                                                       5,364,395
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
            40,500  SUPERVALU INC.                                     1,538,190
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
            52,000  Angiodynamics Inc.(1)                              1,372,800
            95,000  I-Flow Corp.(1)                                    1,487,700
            71,500  Micrus Endovascular Corp.(1)                       1,698,125
            83,500  Natus Medical Inc.(1)                              1,269,200

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            19,500  Zimmer Holdings Inc.(1)                            1,642,290
            26,000  Zoll Medical Corp.(1)                              1,630,720
                                                                 ---------------
                                                                       9,100,835
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
            21,500  Humana Inc.(1)                                     1,193,250
            37,000  Sierra Health Services, Inc.(1)                    1,487,400
            39,500  WellCare Health Plans Inc.(1)                      3,060,460
                                                                 ---------------
                                                                       5,741,110
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
            38,000  Ambassadors International Inc.                     1,650,340
            42,500  Hilton Hotels Corporation                          1,504,075
            38,000  McDonald's Corporation                             1,685,300
                                                                 ---------------
                                                                       4,839,715
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           145,500  Syntax-Brillian Corp.(1)                           1,150,905
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
            25,500  McDermott International, Inc.(1)                   1,316,820
                                                                 ---------------
INSURANCE - 2.5%
            77,000  Bristol West Holdings Inc.                         1,275,890
            39,000  James River Group Inc.(1)                          1,200,030
            29,500  St. Paul Travelers
                    Companies, Inc. (The)                              1,500,075
                                                                 ---------------
                                                                       3,975,995
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            41,500  Priceline.com Inc.(1)                              1,768,730
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           122,000  GigaMedia Ltd.(1)                                  1,448,140
            83,500  Vocus Inc.(1)                                      1,557,275
                                                                 ---------------
                                                                       3,005,415
                                                                 ---------------
IT SERVICES - 0.9%
            27,500  Fiserv, Inc.(1)                                    1,445,675
                                                                 ---------------
MACHINERY - 2.0%
            46,000  CIRCOR International Inc.                          1,660,140
            12,500  Middleby Corp. (The)(1)                            1,397,250
                                                                 ---------------
                                                                       3,057,390
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MARINE - 1.0%
            95,000  Diana Shipping Inc.                                1,500,050
                                                                 ---------------
MEDIA - 2.0%
            45,500  Scholastic Corp.(1)                                1,608,425
            44,000  Walt Disney Co. (The)                              1,547,480
                                                                 ---------------
                                                                       3,155,905
                                                                 ---------------
METALS & MINING - 5.5%
            17,500  Allegheny Technologies Inc.                        1,811,075
            43,000  Cia Vale do Rio Doce ADR                           1,458,990
            27,000  Cleveland-Cliffs Inc.                              1,475,820
            29,000  Southern Copper Corp.                              1,812,500
            45,000  Universal Stainless & Alloy
                    Products, Inc.(1)                                  1,991,250
                                                                 ---------------
                                                                       8,549,635
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            39,500  Dollar Tree Stores Inc.(1)                         1,242,670
                                                                 ---------------
PHARMACEUTICALS - 3.7%
            84,000  Dr. Reddy's Laboratories Ltd. ADR                  1,417,080
            87,000  King Pharmaceuticals, Inc.(1)                      1,553,820
            38,500  Medicis Pharmaceutical Corp. Cl A                  1,460,305
            16,500  Novo-Nordisk AS ADR                                1,416,195
                                                                 ---------------
                                                                       5,847,400
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.5%
            39,500  Brandywine Realty Trust                            1,376,970
            50,500  Capital Trust Inc. Cl A                            2,504,800
            59,500  Host Hotels & Resorts Inc.                         1,574,965
            89,500  Omega Healthcare Investors Inc.                    1,622,635
                                                                 ---------------
                                                                       7,079,370
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
            94,000  Advanced Energy
                    Industries, Inc.(1)                                1,629,020
            63,500  ASML Holding N.V.
                    New York Shares(1)                                 1,620,520
           249,500  Credence Systems Corp.(1)                          1,215,065
            32,500  International Rectifier Corp.(1)                   1,356,225
            48,000  Intevac, Inc.(1)                                   1,061,280
           102,000  Ultra Clean Holdings(1)                            1,421,880
                                                                 ---------------
                                                                       8,303,990
                                                                 ---------------
SOFTWARE - 5.5%
            33,000  Adobe Systems Inc.(1)                              1,282,710
            45,000  FactSet Research Systems Inc.                      2,613,600
            38,000  Hyperion Solutions Corp.(1)                        1,604,360
            31,000  Quality Systems Inc.                               1,315,330

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            81,500  Shanda Interactive
                    Entertainment Ltd. ADR(1)                          1,824,785
                                                                 ---------------
                                                                       8,640,785
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
            43,500  Build-A-Bear Workshop, Inc.(1)                     1,308,915
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
            43,000  Unifirst Corporation                               1,785,790
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
            31,500  Millicom International
                    Cellular SA(1)                                     2,092,860
                                                                 ---------------
TOTAL COMMON STOCKS                                                  152,965,140
(Cost $131,328,004)                                              ---------------

TEMPORARY CASH INVESTMENTS - 4.7%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 3.375% - 5.125%, 6/30/08 -
3/15/10, valued at $7,451,271), in a joint
trading account at 5.18%, dated 1/31/07,
due 2/1/07 (Delivery value $7,301,050)                                 7,300,000
                                                                 ---------------
(Cost $7,300,000)

TOTAL INVESTMENT SECURITIES - 102.3%                                 160,265,140
                                                                 ---------------
(Cost $138,628,004)

OTHER ASSETS AND LIABILITIES - (2.3)%                                (3,672,387)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 156,592,753
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 138,628,004
                                                                 ===============
Gross tax appreciation of investments                             $  23,231,889
Gross tax depreciation of investments                                (1,594,753)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  21,637,136
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JANUARY 31, 2007

[american century investments logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.2%
AEROSPACE & DEFENSE - 0.9%
            67,500  Northrop Grumman Corp.                         $   4,788,450
                                                                 ---------------
BEVERAGES - 1.8%
           121,800  Coca-Cola Company (The)                            5,831,784
           130,400  Pepsi Bottling Group Inc.                          4,124,552
                                                                 ---------------
                                                                       9,956,336
                                                                 ---------------
CAPITAL MARKETS - 4.3%
           130,500  Bank of New York Co., Inc. (The)                   5,221,305
            96,700  Merrill Lynch & Co., Inc.                          9,047,252
           105,800  Morgan Stanley                                     8,759,182
                                                                 ---------------
                                                                      23,027,739
                                                                 ---------------
CHEMICALS - 2.0%
           102,900  du Pont (E.I.) de Nemours & Co.                    5,099,724
            84,900  PPG Industries, Inc.                               5,628,021
                                                                 ---------------
                                                                      10,727,745
                                                                 ---------------
COMMERCIAL BANKS - 6.3%
            92,000  National City Corp.                                3,482,200
            48,700  PNC Financial Services Group                       3,592,599
           208,200  U.S. Bancorp                                       7,411,920
           148,400  Wachovia Corp.                                     8,384,600
           318,300  Wells Fargo & Co.                                 11,433,336
                                                                 ---------------
                                                                      34,304,655
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
            97,600  R.R. Donnelley & Sons Company                      3,620,960
            77,600  Waste Management, Inc.                             2,947,248
                                                                 ---------------
                                                                       6,568,208
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
           188,800  Hewlett-Packard Co.                                8,171,264
                                                                 ---------------
DIVERSIFIED - 1.3%
            50,000  Standard and Poor's 500
                    Depositary Receipt                                 7,185,000
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
           121,438  H & R Block, Inc.                                  2,987,375
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.4%
           331,900  Bank of America Corp.                             17,451,302

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           460,400  Citigroup Inc.                                    25,381,852
           267,248  JPMorgan Chase & Co.                              13,610,941
                                                                 ---------------
                                                                      56,444,095
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
           453,188  AT&T Inc.                                         17,053,464
           187,600  Verizon Communications Inc.                        7,226,352
                                                                 ---------------
                                                                      24,279,816
                                                                 ---------------
ELECTRIC UTILITIES - 2.5%
           123,900  Exelon Corporation                                 7,432,761
           177,900  PPL Corporation                                    6,333,240
                                                                 ---------------
                                                                      13,766,001
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
            16,300  National Oilwell Varco, Inc.(1)                      988,432
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
           247,400  Kroger Co. (The)                                   6,333,440
           105,900  Wal-Mart Stores, Inc.                              5,050,371
                                                                 ---------------
                                                                      11,383,811
                                                                 ---------------
FOOD PRODUCTS - 1.1%
           217,300  Unilever N.V. New York Shares                      5,799,737
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
            28,800  Quest Diagnostics Inc.                             1,511,424
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
           113,158  McDonald's Corporation                             5,018,557
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
           113,300  Newell Rubbermaid Inc.                             3,346,882
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.6%
           204,300  General Electric Co.                               7,365,015
           205,500  Tyco International Ltd.                            6,551,340
                                                                 ---------------
                                                                      13,916,355
                                                                 ---------------
INSURANCE - 6.3%
           113,600  Allstate Corp.                                     6,834,176
           133,600  American International Group, Inc.                 9,144,920
            67,300  Hartford Financial Services
                    Group Inc. (The)                                   6,387,443
           112,500  Loews Corp.                                        4,889,250

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           102,300  Marsh & McLennan
                    Companies, Inc.                                    3,017,850
            54,600  Torchmark Corp.                                    3,548,454
                                                                 ---------------
                                                                      33,822,093
                                                                 ---------------
IT SERVICES - 1.9%
            55,900  Fiserv, Inc.(1)                                    2,938,663
            72,300  International Business
                    Machines Corp.                                     7,168,545
                                                                 ---------------
                                                                      10,107,208
                                                                 ---------------
MACHINERY - 3.1%
            12,100  Caterpillar Inc.                                     775,247
            41,000  Deere & Co.                                        4,111,480
            74,500  Dover Corp.                                        3,695,200
           113,100  Ingersoll-Rand Company Cl A                        4,849,728
            42,100  Parker-Hannifin Corp.                              3,484,196
                                                                 ---------------
                                                                      16,915,851
                                                                 ---------------
MEDIA - 3.7%
            95,300  Gannett Co., Inc.                                  5,540,742
           462,100  Time Warner Inc.                                  10,106,127
           104,141  Viacom Inc. Cl B(1)                                4,235,414
                                                                 ---------------
                                                                      19,882,283
                                                                 ---------------
METALS & MINING - 0.5%
            40,000  Nucor Corp.                                        2,581,600
                                                                 ---------------
MULTI-UTILITIES - 0.6%
           130,800  NiSource Inc.                                      3,113,040
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           249,800  Dollar General Corp.                               4,231,612
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           202,800  Xerox Corp.(1)                                     3,488,160
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.8%
            40,700  Anadarko Petroleum Corp.                           1,780,625
           223,925  Chevron Corp.                                     16,319,654
           154,900  ConocoPhillips                                    10,286,909
            35,700  Devon Energy Corporation                           2,502,213
           335,700  Exxon Mobil Corp.                                 24,875,370
           202,700  Royal Dutch Shell plc ADR                         13,834,275
                                                                 ---------------
                                                                      69,599,046
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.2%
            88,184  Weyerhaeuser Co.                                   6,613,800
                                                                 ---------------
PHARMACEUTICALS - 7.3%
           152,000  Abbott Laboratories                                8,056,000
            40,600  Eli Lilly and Company                              2,197,272
           113,000  Johnson & Johnson                                  7,548,400
            89,000  Merck & Co., Inc.                                  3,982,750
           397,700  Pfizer Inc.                                       10,435,648
           144,700  Wyeth                                              7,149,627
                                                                 ---------------
                                                                      39,369,697
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
            69,000  Applied Materials, Inc.                            1,223,370
           116,000  Intel Corp.                                        2,431,360
                                                                 ---------------
                                                                       3,654,730
                                                                 ---------------
SOFTWARE - 2.2%
           294,739  Microsoft Corporation                              9,095,646
           176,600  Oracle Corp.(1)                                    3,030,456
                                                                 ---------------
                                                                      12,126,102
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
           152,200  Gap, Inc. (The)                                    2,917,674
           108,400  Home Depot, Inc. (The)                             4,416,216
                                                                 ---------------
                                                                       7,333,890
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            85,200  Liz Claiborne, Inc.                                3,782,880
            45,800  VF Corp.                                           3,474,846
                                                                 ---------------
                                                                       7,257,726
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.4%
           216,600  Freddie Mac                                       14,063,838
            48,500  MGIC Investment Corp.                              2,993,420
           145,400  Washington Mutual, Inc.                            6,483,386
                                                                 ---------------
                                                                      23,540,644
                                                                 ---------------
TOBACCO - 1.4%
            88,700  Altria Group Inc.                                  7,751,493
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
           280,900  Sprint Nextel Corp.                                5,008,447
                                                                 ---------------
TOTAL COMMON STOCKS                                                  520,569,304
(Cost $387,022,614)                                              ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50% - 8.125%,
12/15/09 - 8/15/21, valued at $20,338,105),
in a joint trading account at 5.17%,
dated 1/31/07, due 2/1/07
(Delivery value $19,902,858)                                          19,900,000
                                                                 ---------------
(Cost $19,900,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                  540,469,304
                                                                 ---------------
(Cost $406,922,614)

OTHER ASSETS AND LIABILITIES - 0.1%                                      679,534
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 541,148,838
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 407,236,388
                                                                 ===============
Gross tax appreciation of investments                             $ 133,278,983
Gross tax depreciation of investments                                   (46,067)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $ 133,232,916
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
JANUARY 31, 2007

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 87.7%
AEROSPACE & DEFENSE - 0.5%
            34,000  Spirit Aerosystems
                    Holdings Inc. Cl A(1)                           $  1,041,420
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.8%
            34,820  Expeditors International of
                    Washington, Inc.                                   1,486,466
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
            32,500  Celgene Corp.(1)                                   1,744,600
                                                                 ---------------
CAPITAL MARKETS - 5.1%
            55,020  Investment Technology
                    Group Inc.(1)                                      2,398,871
            36,740  Investors Financial
                    Services Corporation                               1,718,330
            12,405  Legg Mason, Inc.                                   1,300,664
            32,000  SEI Investments Co.                                1,994,560
           128,150  TD Ameritrade Holding Corp.(1)(2)                  2,266,974
                                                                 ---------------
                                                                       9,679,399
                                                                 ---------------
CHEMICALS - 1.8%
            54,630  Praxair, Inc.                                      3,444,968
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
            81,200  Colonial BancGroup Inc. (The)                      1,992,648
            35,000  SVB Financial Group(1)                             1,632,750
                                                                 ---------------
                                                                       3,625,398
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 9.1%
            27,160  Corporate Executive
                    Board Co. (The)                                    2,464,227
            70,950  Corrections Corp. of America(1)                    3,456,683
            54,600  Herman Miller Inc.                                 2,052,960
            26,450  Monster Worldwide Inc.(1)                          1,306,895
            56,900  Ritchie Bros Auctioneers Inc.                      3,372,463
            78,080  Robert Half International Inc.                     3,177,855
            17,890  Stericycle Inc.(1)                                 1,377,530
                                                                 ---------------
                                                                      17,208,613
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
            35,190  Harris Corp.                                       1,788,356
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.4%
             5,860  Chicago Mercantile Exchange
                    Holdings Inc.                                      3,300,938
            38,612  IntercontinentalExchange Inc.(1)                   5,040,797
                                                                 ---------------
                                                                       8,341,735
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
            64,010  NeuStar, Inc. Cl A(1)                              1,977,269
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
            38,360  Amphenol Corp. Cl A(2)                             2,597,739
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.2%
            49,700  Cameron International Corp.(1)                     2,609,250
            31,800  Diamond Offshore Drilling, Inc.                    2,685,192
            66,000  Smith International, Inc.                          2,618,880
                                                                 ---------------
                                                                       7,913,322
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.1%
            34,110  Cytyc Corp.(1)                                       986,461
            28,300  Gen-Probe Inc.(1)                                  1,463,676
            43,470  Immucor, Inc.(1)                                   1,371,044
            26,300  Intuitive Surgical Inc.(1)                         2,588,183
            33,260  Kyphon Inc.(1)                                     1,556,235
            40,900  Mentor Corp.                                       2,085,491
            53,320  ResMed Inc.(1)                                     2,803,566
            55,160  Varian Medical Systems, Inc.(1)                    2,544,531
                                                                 ---------------
                                                                      15,399,187
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 8.1%
            41,817  Caremark Rx Inc.                                   2,561,709
            78,900  DaVita Inc.(1)                                     4,307,940
            19,000  Express Scripts, Inc.(1)                           1,320,880
            24,315  Pediatrix Medical Group, Inc.(1)                   1,277,510
            40,500  Psychiatric Solutions, Inc.(1)                     1,577,070
           128,980  VCA Antech Inc.(1)                                 4,336,308
                                                                 ---------------
                                                                      15,381,417
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
            28,900  International Game Technology                      1,255,994
             6,200  Orient-Express Hotels Ltd. Cl A                      295,430
                                                                 ---------------
                                                                       1,551,424
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(3)
               238  Dynegy Inc. Cl A(1)                                    1,678
                                                                 ---------------
INSURANCE - 1.8%
            34,215  Assured Guaranty Ltd.                                897,802
            92,150  Brown & Brown Inc.                                 2,609,688
                                                                 ---------------
                                                                       3,507,490
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 3.5%
            42,300  Digital River Inc.(1)                              2,164,914
           174,880  ValueClick Inc.(1)                                 4,462,938
                                                                 ---------------
                                                                       6,627,852
                                                                 ---------------
IT SERVICES - 6.3%
            48,400  Alliance Data Systems Corp.(1)(2)                  3,287,812
            36,880  Cognizant Technology
                    Solutions Corporation Cl A(1)                      3,145,495
            27,170  Euronet Worldwide Inc.(1)                            784,126
           119,300  VeriFone Holdings Inc.(1)                          4,768,421
                                                                 ---------------
                                                                      11,985,854
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            17,800  Pool Corp.                                           651,480
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.5%
            27,900  Illumina, Inc.(1)                                  1,139,715
            41,590  Ventana Medical Systems Inc.(1)                    1,750,939
                                                                 ---------------
                                                                       2,890,654
                                                                 ---------------
MACHINERY - 2.4%
            11,410  Graco Inc.                                           465,186
            57,000  Joy Global Inc.                                    2,648,790
            26,800  Manitowoc Co., Inc. (The)                          1,389,848
                                                                 ---------------
                                                                       4,503,824
                                                                 ---------------
MEDIA - 1.4%
            19,000  Focus Media Holding Ltd. ADR(1)                    1,570,540
            17,300  Lamar Advertising Co. Cl A(1)                      1,146,644
                                                                 ---------------
                                                                       2,717,184
                                                                 ---------------
MULTILINE RETAIL - 1.1%
            39,200  Dollar Tree Stores Inc.(1)                         1,233,232
            27,700  Family Dollar Stores, Inc.                           897,480
                                                                 ---------------
                                                                       2,130,712
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
            27,820  Newfield Exploration Company(1)                    1,190,974
            82,930  Range Resources Corporation                        2,545,122
                                                                 ---------------
                                                                       3,736,096
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
            23,000  Herbalife Ltd.(1)                                    754,400
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.7%
            71,420  Ventas, Inc.                                       3,303,175
                                                                 ---------------
ROAD & RAIL - 0.8%
            60,710  J.B. Hunt Transport Services, Inc.                 1,525,642
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
            51,950  KLA-Tencor Corp.                                   2,557,499
            51,000  MEMC Electronic Materials Inc.(1)                  2,672,400
           109,697  Microchip Technology Inc.                          3,813,067
                                                                 ---------------
                                                                       9,042,966
                                                                 ---------------
SOFTWARE - 4.6%
           177,497  Activision, Inc.(1)                                3,022,774
            31,438  Citrix Systems, Inc.(1)                              995,641
            45,700  FactSet Research Systems Inc.                      2,654,256
            16,300  Micros Systems, Inc.(1)                              917,690
            31,100  NAVTEQ Corp.(1)                                    1,103,428
                                                                 ---------------
                                                                       8,693,789
                                                                 ---------------
SPECIALTY RETAIL - 4.5%
            20,000  Abercrombie & Fitch Co.                            1,590,800
            39,080  Aeropostale Inc.(1)                                1,404,535
            48,300  GameStop Corp. Cl A(1)                             2,580,669
            58,970  O'Reilly Automotive Inc.(1)                        2,058,643
            39,900  Urban Outfitters Inc.(1)                             973,560
                                                                 ---------------
                                                                       8,608,207
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.7%
            73,000  MSC Industrial Direct Co. Cl A                     3,152,870
                                                                 ---------------
TOTAL COMMON STOCKS                                                  167,015,186
(Cost $135,831,987)                                              ---------------

COMMERCIAL PAPER(4) - 9.8%
        $3,000,000  Ford Credit Auto Owner Trust,
                    Series 2007 I, 5.27%, 2/16/07                      2,993,400
         3,000,000  Old Line Funding Corp.,
                    5.26%, 2/22/07                                     2,990,760
         3,000,000  Park Avenue Receivables, 5.26%,
                    2/6/07 (Acquired 1/10/07,
                    Cost $2,988,165)(5)                                2,997,783
         1,200,000  Rabobank USA Financial Corp.,
                    5.27%, 2/1/07                                      1,200,000
         3,000,000  Ranger Funding Co. LLC,
                    5.27%, 2/15/07                                     2,993,838
         3,000,000  Sheffield Receivables,
                    5.28%, 2/1/07                                      3,000,000
         2,500,000  Thunder Bay Funding LLC,
                    5.26%, 2/9/07                                      2,497,045
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                18,672,826
(Cost $18,672,945)                                               ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 0.3%
           500,000  FHLMC Discount Notes,
                    5.14%, 3/23/07(4)                                    496,469
                                                                 ---------------
(Cost $496,438)

TOTAL INVESTMENT SECURITIES - 97.8%                                  186,184,481
                                                                 ---------------
(Cost $155,001,370)

OTHER ASSETS AND LIABILITIES - 2.2%                                    4,197,898
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $190,382,379
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration    Underlying Face     Unrealized
Contracts Purchased                   Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
18 S&P MidCap 400 Index Futures    March 2007       $7,519,500         $61,119
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
(1) Non-income producing.
(2) Security, or a portion thereof, has been segregated for futures contracts.
(3) Industry is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2007 was $2,997,783, which represented 1.6% of total net assets.

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 155,070,827
                                                                 ===============
Gross tax appreciation of investments                             $  32,576,860
Gross tax depreciation of investments                                (1,463,206)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  31,113,654
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
JANUARY 31, 2007

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 88.1%
AIR FREIGHT & LOGISTICS - 1.4%
             7,340  C.H. Robinson Worldwide Inc.                    $    389,387
             9,651  Forward Air Corp.                                    302,848
                                                                 ---------------
                                                                         692,235
                                                                 ---------------
AUTO COMPONENTS - 2.0%
            46,600  LKQ Corporation(1)                                   998,172
                                                                 ---------------
CAPITAL MARKETS - 3.2%
             2,000  Evercore Partners Inc. Cl A(1)                        67,780
            12,875  Greenhill & Co. Inc.                                 964,723
             8,686  KBW Inc.(1)                                          253,197
            14,189  OptionsXpress Holdings, Inc.                         336,989
                                                                 ---------------
                                                                       1,622,689
                                                                 ---------------
CHEMICALS - 1.4%
            17,225  Airgas Inc.                                          716,905
                                                                 ---------------
COMMERCIAL BANKS - 2.0%
             6,325  First Republic Bank                                  339,779
            23,250  Greater Bay Bancorp                                  649,605
             2,600  Nexity Financial Corp.(1)                             31,070
                                                                 ---------------
                                                                       1,020,454
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 16.6%
            19,600  ACCO Brands Corp.(1)                                 472,948
            20,600  Advisory Board Co. (The)(1)(2)                     1,159,985
            14,000  Brady Corp. Cl A                                     524,300
             6,300  Corporate Executive
                    Board Co. (The)                                      571,599
            17,140  Corrections Corp. of America(1)                      835,061
            45,900  Global Cash Access Inc.(1)                           735,318
            20,600  Huron Consulting Group Inc.(1)                     1,068,109
            30,700  ICT Group Inc.(1)                                    875,564
            25,484  Kenexa Corp.(1)                                      930,166
            27,932  Knoll Inc.                                           614,225
            26,600  PeopleSupport Inc.(1)                                634,410
             1,300  Resources Connection, Inc.(1)                         40,820
                                                                 ---------------
                                                                       8,462,505
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
             7,100  Comtech Group Inc.(1)                                116,866
                                                                 ---------------
CONTAINERS & PACKAGING - 0.8%
             9,120  Silgan Holdings Inc.                                 427,090
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.7%
             9,500  International Securities
                    Exchange Inc.                                        393,585
            33,430  Marlin Business Services Corp.(1)                    783,264
             4,950  Portfolio Recovery
                    Associates Inc.(1)                                   215,177
                                                                 ---------------
                                                                       1,392,026
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
            15,175  ITC Holdings Corp.                                   660,113
                                                                 ---------------
ELECTRICAL EQUIPMENT(3)
               556  First Solar Inc.(1)                                   17,998
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
             7,400  Plexus Corp.(1)                                      124,320
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
            10,600  Dril-Quip Inc.(1)                                    394,320
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
            19,075  United Natural Foods Inc.(1)                         630,238
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
             8,750  Kyphon Inc.(1)                                       409,413
            16,040  ResMed Inc.(1)                                       843,383
                                                                 ---------------
                                                                       1,252,796
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 9.3%
            13,880  Centene Corp.(1)                                     345,890
            17,920  Pediatrix Medical Group, Inc.(1)                     941,517
            33,984  Providence Service Corp. (The)(1)                    747,648
            34,500  PSS World Medical Inc.(1)                            690,690
            35,700  Psychiatric Solutions, Inc.(1)                     1,390,157
            21,175  Radiation Therapy Services Inc.(1)                   628,686
                                                                 ---------------
                                                                       4,744,588
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 2.0%
            33,000  Allscripts Healthcare
                    Solutions Inc.(1)                                  1,009,800
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.1%
            19,675  Life Time Fitness Inc.(1)                          1,066,385
            42,000  Morton's Restaurant Group Inc.(1)                    785,820
            20,438  Orient-Express Hotels Ltd. Cl A                      973,871

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            23,600  Pinnacle Entertainment Inc.(1)                       814,908
                                                                 ---------------
                                                                       3,640,984
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            23,000  Interface Inc. Cl A(1)                               350,060
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.3%
            15,500  Blue Nile Inc.(1)                                    573,655
            13,800  VistaPrint Ltd.(1)                                   594,642
                                                                 ---------------
                                                                       1,168,297
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.5%
             4,300  aQuantive, Inc.(1)                                   115,240
            13,450  Bankrate Inc.(1)                                     531,410
            22,300  DealerTrack Holdings Inc.(1)                         618,156
            13,200  Knot Inc. (The)(1)                                   398,244
            14,212  Sohu.com Inc.(1)                                     381,734
             9,050  ValueClick Inc.(1)                                   230,956
                                                                 ---------------
                                                                       2,275,740
                                                                 ---------------
IT SERVICES - 2.7%
             7,230  Euronet Worldwide Inc.(1)                            208,659
            17,400  Forrester Research Inc.(1)                           489,984
            25,800  Heartland Payment Systems Inc.                       687,827
               551  Isilon Systems Inc.(1)                                12,723
                                                                 ---------------
                                                                       1,399,193
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.1%
            21,500  ICON plc ADR(1)                                      801,950
             6,018  Ventana Medical Systems Inc.(1)                      253,358
                                                                 ---------------
                                                                       1,055,308
                                                                 ---------------
MACHINERY - 1.0%
            10,455  Bucyrus International, Inc. Cl A                     485,217
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.1%
            12,100  World Fuel Services Corp.                            554,785
                                                                 ---------------
PHARMACEUTICALS - 2.6%
            17,559  Adams Respiratory
                    Therapeutics Inc.(1)                                 787,521
            20,600  Noven Pharmaceuticals Inc.(1)                        563,616
               100  Obagi Medical Products Inc.(1)                         1,343
                                                                 ---------------
                                                                       1,352,480
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 1.3%
            20,065  Knight Transportation Inc.                           377,222
            17,421  Marten Transport Ltd.(1)                             266,716
                                                                 ---------------
                                                                         643,938
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
             5,100  Cymer, Inc.(1)                                       215,373
             3,300  Diodes Inc.(1)                                       121,011
            20,790  Entegris, Inc.(1)                                    223,077
            17,400  MKS Instruments, Inc.(1)                             380,538
            21,880  Netlogic Microsystems Inc.(1)                        522,494
            67,000  RF Micro Devices, Inc.(1)                            517,240
            23,800  Silicon Image, Inc.(1)                               287,742
            25,550  Tessera Technologies Inc.(1)                         977,032
                                                                 ---------------
                                                                       3,244,507
                                                                 ---------------
SOFTWARE - 5.3%
            37,650  Blackboard Inc.(1)(2)                              1,099,380
            19,500  Sonic Solutions(1)                                   357,825
            29,004  THQ Inc.(1)                                          878,821
            14,200  Ultimate Software Group Inc.(1)                      346,196
                                                                 ---------------
                                                                       2,682,222
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
             2,600  DSW Inc. Cl A(1)                                     104,234
             8,950  Golf Galaxy Inc.(1)                                  167,902
            20,300  Hibbett Sporting Goods Inc.(1)                       651,833
                                                                 ---------------
                                                                         923,969
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(3)
               283  Heelys Inc.(1)                                        10,754
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             7,394  Clayton Holdings Inc.(1)                             136,493
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
            11,275  Beacon Roofing Supply, Inc.(1)                       234,971
            20,400  Williams Scotsman
                    International, Inc.(1)                               412,488
                                                                 ---------------
                                                                         647,459
                                                                 ---------------
TOTAL COMMON STOCKS                                                   44,854,521
(Cost $35,315,971)                                               ---------------

COMMERCIAL PAPER(4) - 11.4%
        $2,000,000  New Century Asset Trust,
                    5.24%, 2/9/07                                      1,997,650

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,000,000  Park Avenue Receivables, 5.26%,
                    2/6/07 (Acquired 1/10/07,
                    Cost $1,992,110)(5)                                1,998,522
         1,800,000  Rabobank USA Financial Corp.,
                    5.27%, 2/1/07                                      1,800,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 5,796,172
(Cost $5,796,210)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.6%
           300,000  FHLMC Discount Notes,
                    5.14%, 3/23/07(4)                                    297,881
                                                                 ---------------
(Cost $297,863)

TOTAL INVESTMENT SECURITIES - 100.1%                                  50,948,574
                                                                 ---------------
(Cost $41,410,044)

OTHER ASSETS AND LIABILITIES - (0.1)%                                   (48,596)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 50,899,978
                                                                 ===============

FUTURES CONTRACTS
                                 Expiration     Underlying Face      Unrealized
Contracts Purchased                 Date        Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
5 Russell 2000 Index Futures     March 2007       $2,005,625          $(1,403)
                                               =================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
(1) Non-income producing.
(2) Security, or a portion thereof, has been segregated for a futures contract.
(3) Industry is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2007 was $1,998,522, which represented 3.9% of total net assets.

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 41,434,327
                                                                 ===============
Gross tax appreciation of investments                              $  9,802,020
Gross tax depreciation of investments                                  (287,773)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,514,247
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT GROWTH FUND
JANUARY 31, 2007

[american century investments logo and text logo]

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
AEROSPACE & DEFENSE - 4.2%
            16,575  Boeing Co.                                      $  1,484,457
            17,200  United Technologies Corp.                          1,169,944
                                                                 ---------------
                                                                       2,654,401
                                                                 ---------------
AIRLINES - 1.0%
            16,200  Continental Airlines Inc. Cl B(1)                    672,138
                                                                 ---------------
BEVERAGES - 3.0%
             5,300  Anheuser-Busch Companies, Inc.                       270,141
            24,600  PepsiCo, Inc.                                      1,604,904
                                                                 ---------------
                                                                       1,875,045
                                                                 ---------------
BIOTECHNOLOGY - 3.6%
            12,800  Amgen Inc.(1)                                        900,736
             6,300  Genentech, Inc.(1)                                   550,431
            13,000  Gilead Sciences, Inc.(1)                             836,160
                                                                 ---------------
                                                                       2,287,327
                                                                 ---------------
CAPITAL MARKETS - 3.3%
             3,300  Bear Stearns
                    Companies Inc. (The)                                 544,005
             6,600  Goldman Sachs Group, Inc. (The)                    1,400,256
             6,900  Schwab (Charles) Corp.                               130,548
                                                                 ---------------
                                                                       2,074,809
                                                                 ---------------
CHEMICALS - 0.3%
             3,600  Monsanto Co.                                         198,324
                                                                 ---------------
COMMERCIAL BANKS - 2.0%
            34,300  Wells Fargo & Co.                                  1,232,056
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.2%
            81,900  Cisco Systems Inc.(1)                              2,177,721
            24,900  Corning Inc.(1)                                      518,916
            32,600  Juniper Networks, Inc.(1)                            590,712
                                                                 ---------------
                                                                       3,287,349
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
             5,200  Apple, Inc.(1)                                       445,796
            39,300  Hewlett-Packard Co.                                1,700,904
            19,000  Network Appliance, Inc.(1)                           714,400
                                                                 ---------------
                                                                       2,861,100
                                                                 ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 0.5%
             5,800  iShares Russell 1000 Growth
                    Index Fund                                           327,758
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.9%
            21,000  Bank of America Corp.                              1,104,180
            26,500  JPMorgan Chase & Co.                               1,349,645
               124  Nymex Holdings Inc.(1)                                15,975
                                                                 ---------------
                                                                       2,469,800
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
             7,400  AT&T Inc.                                            278,462
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.4%
            11,900  Cooper Industries, Ltd. Cl A                       1,087,541
            37,100  Emerson Electric Co.                               1,668,387
            12,500  Roper Industries Inc.                                649,000
                                                                 ---------------
                                                                       3,404,928
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.1%
             7,100  Cameron International Corp.(1)                       372,750
             5,200  Schlumberger Ltd.                                    330,148
                                                                 ---------------
                                                                         702,898
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.9%
            38,600  Wal-Mart Stores, Inc.                              1,840,834
                                                                 ---------------
FOOD PRODUCTS - 2.2%
            17,632  Campbell Soup Co.                                    678,479
            26,800  ConAgra Foods, Inc.                                  689,028
                                                                 ---------------
                                                                       1,367,507
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
            14,100  Baxter International, Inc.                           700,206
            17,900  Becton Dickinson & Co.                             1,377,226
             5,800  Cytyc Corp.(1)                                       167,736
             4,600  DENTSPLY International Inc.                          141,864
             4,000  DJO Inc.(1)                                          165,600
             1,500  Idexx Laboratories, Inc.(1)                          128,715
            10,800  Medtronic, Inc.                                      577,260
                                                                 ---------------
                                                                       3,258,607
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.8%
             5,400  Laboratory Corp.
                    of America Holdings(1)                               396,576

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,900  VCA Antech Inc.(1)                                   131,118
                                                                 ---------------
                                                                         527,694
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.4%
             7,142  Chipotle Mexican Grill Inc. Cl B(1)                  395,238
            14,500  Hilton Hotels Corporation                            513,155
            19,700  Starbucks Corporation(1)                             688,318
            16,800  Wendy's International, Inc.                          570,528
                                                                 ---------------
                                                                       2,167,239
                                                                 ---------------
HOUSEHOLD DURABLES - 2.3%
             6,900  Mohawk Industries Inc.(1)                            568,698
            29,300  Newell Rubbermaid Inc.                               865,522
                                                                 ---------------
                                                                       1,434,220
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
            43,100  General Electric Co.                               1,553,755
               600  Textron Inc.                                          55,902
                                                                 ---------------
                                                                       1,609,657
                                                                 ---------------
INSURANCE - 1.6%
            19,400  St. Paul Travelers
                    Companies, Inc. (The)                                986,490
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.6%
             3,300  Google Inc. Cl A(1)                                1,654,290
                                                                 ---------------
IT SERVICES - 4.6%
            17,100  Accenture Ltd. Cl A                                  645,525
             9,938  International Business
                    Machines Corp.                                       985,353
            55,900  Western Union Co. (The)                            1,248,806
                                                                 ---------------
                                                                       2,879,684
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.2%
            15,200  Thermo Fisher Scientific Inc.(1)                     727,320
                                                                 ---------------
MACHINERY - 1.7%
            25,600  AGCO Corp.(1)                                        869,632
             4,157  Valmont Industries, Inc.                             230,589
                                                                 ---------------
                                                                       1,100,221
                                                                 ---------------
MEDIA - 0.6%
             5,400  Lamar Advertising Co. Cl A(1)                        357,912
                                                                 ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
METALS & MINING - 1.2%
             7,100  Allegheny Technologies Inc.                          734,779
                                                                 ---------------
MULTILINE RETAIL - 0.8%
             8,000  Target Corp.                                         490,880
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.9%
            10,500  Apache Corp.                                         766,185
             5,400  Devon Energy Corporation                             378,486
            14,800  Occidental Petroleum Corp.                           686,128
                                                                 ---------------
                                                                       1,830,799
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
             5,068  Bare Escentuals Inc.(1)                              184,931
                                                                 ---------------
PHARMACEUTICALS - 7.9%
             2,000  Allergan, Inc.                                       233,420
            13,200  Novartis AG ORD                                      761,876
             2,800  Novo Nordisk AS Cl B ORD                             240,919
             5,300  Roche Holding AG ORD                                 998,787
            83,853  Schering-Plough Corp.                              2,096,326
            18,600  Teva Pharmaceutical
                    Industries Ltd. ADR                                  652,860
                                                                 ---------------
                                                                       4,984,188
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
            11,400  Broadcom Corp. Cl A(1)                               363,888
            65,000  Intel Corp.                                        1,362,400
            11,500  MEMC Electronic Materials Inc.(1)                    602,600
            35,100  STMicroelectronics N.V.
                    New York Shares                                      657,423
            26,500  Xilinx, Inc.                                         643,950
                                                                 ---------------
                                                                       3,630,261
                                                                 ---------------
SOFTWARE - 2.0%
            13,600  Business Objects SA ADR(1)                           511,904
            15,800  Microsoft Corporation                                487,588
            17,100  Oracle Corp.(1)                                      293,436
                                                                 ---------------
                                                                       1,292,928
                                                                 ---------------
SPECIALTY RETAIL - 5.0%
             3,900  DSW Inc. Cl A(1)                                     156,351
            24,400  Gap, Inc. (The)                                      467,748
            10,700  Home Depot, Inc. (The)                               435,918
            21,600  Lowe's Companies, Inc.                               728,136
            14,400  Office Depot, Inc.(1)                                538,416

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            27,800  TJX Companies, Inc. (The)                            822,046
                                                                 ---------------
                                                                       3,148,615
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
             6,700  Polo Ralph Lauren Corp.                              549,735
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 3.4%
            32,900  American Tower Corp. Cl A(1)                       1,310,407
            23,500  Crown Castle
                    International Corp.(1)                               826,260
                                                                 ---------------
                                                                       2,136,667
                                                                 ---------------
TOTAL COMMON STOCKS                                                   63,221,853
(Cost $57,020,057)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
        $1,000,000  FHLB Discount Notes,
                    5.00%, 2/1/07(2)                                   1,000,000
                                                                 ---------------
(Cost $1,000,000)

TOTAL INVESTMENT SECURITIES - 101.7%                                  64,221,853
                                                                 ---------------
(Cost $58,020,057)

OTHER ASSETS AND LIABILITIES - (1.7)%                                (1,059,467)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 63,162,386
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                    Settlement                              Unrealized
to Sell                         Date              Value              Gain (Loss)
--------------------------------------------------------------------------------
1,311,102  CHF for USD        2/28/07          $1,056,094             $(6,776)
1,102,140  DKK for USD        2/28/07             192,779              (1,038)
                                             -----------------------------------
                                               $1,248,873             $(7,814)
                                             ===================================
(Value on Settlement Date $1,241,059)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
DKK = Danish Krone
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

The aggregate value of fair valued securities as of January 31, 2007, was
$2,001,582, which represented 3.2% of total net assets.

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 58,161,490
                                                                 ===============
Gross tax appreciation of investments                              $  6,373,797
Gross tax depreciation of investments                                  (313,434)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  6,060,363
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT VISTA(reg.sm) FUND
JANUARY 31, 2007

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NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 8.8%
            35,121  BE Aerospace, Inc.(1)                           $  1,045,903
            15,691  Precision Castparts Corp.                          1,394,773
             7,284  Spirit Aerosystems
                    Holdings Inc. Cl A(1)                                223,109
                                                                 ---------------
                                                                       2,663,785
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
             2,611  Celgene Corp.(1)                                     140,158
             2,800  Digene Corp.(1)                                      144,060
                                                                 ---------------
                                                                         284,218
                                                                 ---------------
CAPITAL MARKETS - 2.9%
             3,898  Ameriprise Financial Inc.                            229,826
            10,000  SEI Investments Co.                                  623,300
                                                                 ---------------
                                                                         853,126
                                                                 ---------------
CHEMICALS - 2.0%
            10,970  Monsanto Co.                                         604,337
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
             4,450  Corrections Corp. of America(1)                      216,804
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
             1,200  Research In Motion Ltd.(1)                           153,336
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
             6,800  Apple, Inc.(1)                                       582,964
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.2%
            12,120  Foster Wheeler Ltd.(1)                               648,056
            15,245  Quanta Services, Inc.(1)                             313,590
                                                                 ---------------
                                                                         961,646
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
             1,900  IntercontinentalExchange Inc.(1)                     248,045
             1,288  International Securities
                    Exchange Inc.                                         53,362
                                                                 ---------------
                                                                         301,407
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
             3,200  Allegheny Energy, Inc.(1)                            148,864
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
             9,133  ABB Ltd. ORD                                         162,101
             2,243  Alstom ORD(1)                                        273,872
             3,200  General Cable Corp.(1)                               138,016
                                                                 ---------------
                                                                         573,989
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
             4,100  Daktronics Inc.                                      141,737
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.1%
            10,600  Acergy SA ORD(1)                                     206,736
             5,200  Aker Kvaerner ASA ORD                                588,664
             2,600  Cameron International Corp.(1)                       136,500
             3,706  Core Laboratories N.V.(1)                            305,374
            12,534  TETRA Technologies, Inc.(1)                          290,287
                                                                 ---------------
                                                                       1,527,561
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
             4,400  Safeway Inc.                                         158,532
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
             2,900  Mentor Corp.                                         147,871
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.0%
             4,100  Laboratory Corp.
                    of America Holdings(1)                               301,104
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.1%
             3,596  Home Inns & Hotels
                    Management Inc. ADR(1)                               160,885
            10,500  International Game Technology                        456,330
             9,612  Las Vegas Sands Corp.(1)                           1,000,321
             4,978  WMS Industries Inc.(1)                               197,427
                                                                 ---------------
                                                                       1,814,963
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
             5,000  Newell Rubbermaid Inc.                               147,700
             8,032  Tempur-Pedic International Inc.(1)                   191,162
                                                                 ---------------
                                                                         338,862
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.2%
            12,496  McDermott International, Inc.(1)                     645,293
                                                                 ---------------
INSURANCE - 0.6%
             4,750  American Financial Group, Inc.                       167,770
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.3%
             5,558  Akamai Technologies, Inc.(1)                         312,249
             2,500  Digital River Inc.(1)                                127,950
             2,700  Equinix Inc.(1)                                      226,989
               559  SAVVIS Inc.(1)                                        25,054
                                                                 ---------------
                                                                         692,242
                                                                 ---------------
IT SERVICES - 4.8%
            13,888  Alliance Data Systems Corp.(1)                       943,412
             3,700  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  315,573
             7,600  Gartner Inc.(1)                                      166,136
                                                                 ---------------
                                                                       1,425,121
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.7%
             2,642  Pharmaceutical Product
                    Development, Inc.                                     91,149
            24,000  Thermo Fisher Scientific Inc.(1)                   1,148,400
             2,700  Waters Corp.(1)                                      153,063
                                                                 ---------------
                                                                       1,392,612
                                                                 ---------------
MACHINERY - 1.8%
             4,500  AGCO Corp.(1)                                        152,865
             4,800  Manitowoc Co., Inc. (The)                            248,928
             2,400  Terex Corp.(1)                                       136,536
                                                                 ---------------
                                                                         538,329
                                                                 ---------------
MARINE - 1.0%
             4,184  American Commercial
                    Lines Inc.(1)                                        294,721
                                                                 ---------------
MEDIA - 3.0%
            45,800  Interpublic Group of
                    Companies, Inc.(1)                                   602,728
             2,200  Lamar Advertising Co. Cl A(1)                        145,816
             4,800  Liberty Global, Inc. Cl A(1)                         144,288
                                                                 ---------------
                                                                         892,832
                                                                 ---------------
METALS & MINING - 0.6%
             1,600  Allegheny Technologies Inc.                          165,584
                                                                 ---------------
MULTILINE RETAIL - 0.6%
             7,000  Big Lots Inc.(1)                                     181,510
                                                                 ---------------
PHARMACEUTICALS - 2.6%
            37,000  Shire plc ORD                                        779,581
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
             2,400  Archstone-Smith Trust                                151,704
             1,077  Digital Realty Trust Inc.                             38,707
                                                                 ---------------
                                                                         190,411
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
             2,192  Jones Lang LaSalle Inc.                              229,064
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
            12,224  MEMC Electronic Materials Inc.(1)                    640,538
             5,000  NVIDIA Corp.(1)                                      153,250
             5,400  Sigma Designs Inc.(1)                                130,734
                                                                 ---------------
                                                                         924,522
                                                                 ---------------
SOFTWARE - 6.2%
            17,100  Activision, Inc.(1)                                  291,213
             5,900  Macrovision Corp.(1)                                 145,907
            13,176  Mentor Graphics Corp.(1)                             245,074
             3,000  Nintendo Co., Ltd. ORD                               890,720
             8,800  THQ Inc.(1)                                          266,640
                                                                 ---------------
                                                                       1,839,554
                                                                 ---------------
SPECIALTY RETAIL - 4.6%
             4,650  American Eagle Outfitters, Inc.                      150,567
            23,600  Blockbuster Inc. Cl A(1)                             153,164
            11,500  GameStop Corp. Cl A(1)                               614,445
             4,300  Guess?, Inc.(1)                                      310,073
             6,300  Urban Outfitters Inc.(1)                             153,720
                                                                 ---------------
                                                                       1,381,969
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
             4,500  Coach Inc.(1)                                        206,370
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 18.6%
            13,768  America Movil SAB de
                    CV Series L ADR                                      610,748
            11,169  American Tower Corp. Cl A(1)                         444,861
            16,496  Leap Wireless
                    International, Inc.(1)                             1,083,623
             7,300  Millicom International
                    Cellular SA(1)                                       485,012
            26,867  NII Holdings, Inc. Cl B(1)                         1,982,786
            32,802  SBA Communications Corp.
                    Cl A(1)                                              974,547
                                                                 ---------------
                                                                       5,581,577
                                                                 ---------------
TOTAL COMMON STOCKS                                                   29,304,168
(Cost $25,066,229)                                               ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.0%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.00%, 1/15/14,
valued at $918,172), in a joint trading account
at 5.19%, dated 1/31/07, due 2/1/07
(Delivery value $900,130)                                                900,000
(Cost $900,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                                  30,204,168
(Cost $25,966,229)                                               ---------------

OTHER ASSETS AND LIABILITIES - (1.0)%                                  (294,037)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 29,910,131
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                        Settlement                          Unrealized
to Sell                             Date              Value          Gain (Loss)
--------------------------------------------------------------------------------
    99,321  CHF for USD            2/28/07         $   80,003         $   (513)
   106,262  Euro for USD           2/28/07            138,601             (738)
   199,985  GBP for USD            2/28/07            392,764           (1,044)
51,225,000  JPY for USD            2/28/07            425,751           (3,792)
 2,414,300  NOK for USD            2/28/07            387,048           (3,045)
                                                 -------------------------------
                                                   $1,424,167         $ (9,132)
                                                 ===============================
(Value on Settlement Date $1,415,035)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

The aggregate value of fair valued securities as of January 31, 2007, was
$2,901,674, which represented 9.7% of total net assets.

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 26,228,261
                                                                 ===============
Gross tax appreciation of investments                              $  4,186,183
Gross tax depreciation of investments                                  (210,276)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,975,907
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    March 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    March 27, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    March 27, 2007